Goldman Sachs Trust
Institutional Liquid Assets

+ Prime Obligations Portfolio

+ Money Market Portfolio

+ Government Portfolio

+ Treasury Obligations Portfolio

+ Treasury Instruments Portfolio

+ Federal Portfolio

+ Tax-Exempt Diversified Portfolio

+ Tax-Exempt California Portfolio

+ Tax-Exempt New York Portfolio

SEMI-ANNUAL REPORT
June 30, 2002

Goldman Sachs Trust
Institutional Liquid Assets

Taxable Portfolios

Prime Obligations Portfolio. The Portfolio invests in securities of the U.S. government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

Money Market Portfolio. The Portfolio invests in securities of the U.S. government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agreements.

Government Portfolio. The Portfolio invests, directly or indirectly, only in securities of the U.S. government, its agencies, authorities and instrumentalities, and repurchase agreements relating to such securities.

Treasury Obligations Portfolio. The Portfolio invests only in securities issued by the U.S. Treasury which are backed by the full faith and credit of the U.S. government, and repurchase agreements relating to such securities.

Treasury Instruments Portfolio. The Portfolio invests only in certain U.S. Treasury Obligations, the interest income from which is generally exempt from state income taxation.

Federal Portfolio. The Portfolio invests only in certain securities of the U.S. government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

Tax-Exempt Portfolios

Tax-Exempt Diversified Portfolio. The Portfolio invests in municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is exempt from federal income tax, and not an item of tax preference under the federal alternative minimum tax.

Tax-Exempt California Portfolio. The Portfolio is a non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal and California state income taxes, and not an item of tax preference under the federal alternative minimum tax.

Tax-Exempt New York Portfolio. The Portfolio is a non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal, New York State and New York City income taxes, and not an item of tax preference under the federal alternative minimum tax.

Statement of Investments

ILA Prime Obligations Portfolio
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—17.8%
Agriculture Services
Cargill, Inc.
$19,000,000	1.80%	07/08/2002	$18,993,350
Asset-Backed
Asset Portfolio Funding Corp.
15,434,000	1.84	07/23/2002	15,416,645
Corporate Receivables Corp.
20,000,000	1.86	07/12/2002	19,988,633
Edison Asset Securitization Corp.
17,852,000	1.99	11/18/2002	17,713,845
Independence Funding LLC
15,000,000	1.90	09/16/2002	14,939,042
Kittyhawk Funding Corp.
20,000,000	1.80	09/16/2002	19,923,214
Stellar Funding Group, Inc.
18,525,000	1.94	07/01/2002	18,525,000
Three Pillars Funding Corp.
20,045,000	1.80	07/18/2002	20,027,962

Total Commercial Paper and Corporate Obligations			$145,527,691

Bank and Medium-Term Notes—1.2%
General Electric Capital Corp.
$5,000,000	1.87%#	07/09/2002	$5,000,000
U.S. Bank, N.A.
5,000,000	2.52	05/14/2003	4,998,697

Total Bank and Medium-Term Notes			$9,998,697

Certificates of Deposit—7.4%
Chase Manhattan Bank, N.A.
$25,000,000	1.86%	07/17/2002	$25,000,000
Citibank, N.A.
20,000,000	1.80	08/28/2002	20,000,000
Marshall & IIsley Bank
5,000,000	2.60	05/06/2003	5,000,418
U.S. Bank, N.A.
10,000,000	2.51	06/02/2003	10,000,000

Total Certificates of Deposit			$60,000,418

U.S. Government Agency Obligations—25.4%
Federal Home Loan Bank
$100,000,000	1.87%	07/01/2002	$100,000,000
5,000,000	6.88	07/18/2002	5,006,959
25,000,000	1.72 #	07/20/2002	24,995,266
10,000,000	1.76 #	08/19/2002	9,997,509
5,000,000	3.00	04/25/2003	4,999,125
Federal Home Loan Mortgage Corp.
10,000,000	2.13	12/05/2002	9,907,109
10,000,000	2.14	12/05/2002	9,906,672
Federal National Mortgage Association
25,000,000	1.69 #	07/15/2002	24,984,271
5,000,000	6.75	08/15/2002	5,017,744
7,435,000	3.21	08/23/2002	7,399,918
Student Loan Marketing Association
5,000,000	3.95	07/01/2002	5,000,000

Total U.S. Government Agency Obligations			$207,214,573

Variable Rate Obligations#—5.5%
Monumental Life Insurance Co.†
$20,000,000	2.01%	07/01/2002	$20,000,000
Pacific Mutual Life Insurance Co.†
25,000,000	1.87	07/01/2002	25,000,000

Total Variable Rate Obligations			$45,000,000

Total Investments before Repurchase Agreements			$467,741,379

Repurchase Agreements*—42.7%
Joint Repurchase Agreement Account I
$49,300,000	1.89%	07/01/2002	$49,300,000
Joint Repurchase Agreement Account II
300,000,000	1.96	07/01/2002	300,000,000

Total Repurchase Agreements			$349,300,000

Total Investments			$817,041,379

#	Variable rate security index is based on the LIBOR rate.
†	Insurance company issued short-term funding agreement.
*	Unless noted, all repurchase agreements were entered into on June 28, 2002.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Money Market Portfolio
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—29.2%
Asset-Backed
Asset Portfolio Funding Corp.
$45,000,000	1.80%	09/20/2002	$44,817,750
Edison Asset Securitization Corp.
50,000,000	1.80	09/04/2002	49,837,500
Falcon Asset Securitization Corp.
34,990,000	1.86	07/15/2002	34,964,691
Independence Funding LLC
60,000,000	1.90	09/16/2002	59,756,167
Kittyhawk Funding Corp.
42,351,000	1.80	09/16/2002	42,188,401
Tulip Funding Corp.
50,000,000	1.83	07/23/2002	49,944,083
Asset-Backed-Special Purpose Finance Companies
CXC, Inc.
50,000,000	1.86	07/15/2002	49,963,833
Commercial Banks
Bank of Ireland
35,000,000	1.85	07/11/2002	34,982,014
Banque Et Caisse D’Epargne et de Credit
50,000,000	1.92	08/15/2002	49,880,000
Danske Corp.
52,227,000	1.86	07/12/2002	52,197,318
Rose One Plus
33,130,000	1.85	07/29/2002	33,082,329
Oil & Gas Extraction
Shell Finance PLC
35,000,000	1.82	08/13/2002	34,923,914
Savings Institutions
Alliance & Leicester PLC
30,000,000	1.80	09/25/2002	29,871,000
Security and Commodity Brokers, Dealers and Services
Credit Suisse First Boston Corp.
7,500,000	1.83	07/23/2002	7,491,613

Total Commercial Paper and Corporate Obligations			$573,900,613

Certificates of Deposit—1.3%
Citibank, N.A.
$25,000,000	1.80%	08/28/2002	$25,000,000

Total Certificates of Deposit			$25,000,000

Certificates of Deposit-Eurodollar—2.3%
Barclays Bank PLC
$25,000,000	1.99%	09/17/2002	$24,999,358
Landesbank Hessen Thuringen
20,000,000	1.89	08/28/2002	19,996,171

Total Certificates of Deposit-Eurodollar			$44,995,529

Certificates of Deposit-Yankeedollar—14.3%
Abbey National Treasury Services
$50,000,000	1.67%	07/15/2002	$49,998,453
BNP Paribas SA, New York
30,000,000	1.99	08/30/2002	30,000,495
Credit Agricole Indosuez, New York
25,000,000	2.48	06/05/2003	24,991,965
Merita Bank PLC
10,000,000	2.15	11/06/2002	10,000,000
Rabobank Nederland
25,000,000	3.06	04/25/2003	24,991,994
The Toronto-Dominion Bank
25,000,000	2.55	11/26/2002	24,998,998
UBS AG
25,000,000	1.87	07/31/2002	25,000,000
15,000,000	1.88	07/31/2002	15,000,000
50,000,000	2.17	11/18/2002	49,998,098
Westpac Banking Corp.
25,000,000	2.70	04/15/2003	24,996,107

Total Certificates of Deposit-Yankeedollar			$279,976,110

U.S. Government Agency Obligations—8.5%
Federal Home Loan Bank
$50,000,000	1.76%#	08/19/2002	$49,987,548
10,000,000	3.00	04/25/2003	9,998,250
Federal Home Loan Mortgage Corp.
11,880,000	3.40	07/18/2002	11,860,926
Federal National Mortgage Association
75,000,000	1.69 #	07/15/2002	74,952,811
20,000,000	6.75	08/15/2002	20,070,977

Total U.S. Government Agency Obligations			$166,870,512

Variable Rate Obligations#—19.9%
Bank of Scotland
$50,000,000	1.76%	07/31/2002	$49,980,899
Bayerische Landesbank GI, New York
25,000,000	1.76	07/24/2002	24,992,752

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Money Market Portfolio (continued)
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations (continued)
BellSouth Telecommunications, Inc.
$50,000,000	1.91%	09/04/2002	$50,000,000
Danske Bank, New York
25,000,000	1.77	07/23/2002	24,990,173
General Electric Capital Corp.
15,000,000	1.87	07/09/2002	15,000,000
25,300,000	1.84	07/24/2002	25,307,183
J.P. Morgan Chase & Co.
20,000,000	2.01	08/28/2002	20,022,990
Monumental Life Insurance Co.†
25,000,000	2.01	07/01/2002	25,000,000
Nationwide Building Society
20,000,000	1.84	07/15/2002	20,000,000
New York Life Insurance Co.†
10,000,000	1.94	08/27/2002	10,000,000
25,000,000	1.93	09/30/2002	25,000,000
Societe Generale
25,000,000	1.76	07/22/2002	24,992,214
Svenska Handelsbanken AB
50,000,000	1.76	07/29/2002	49,979,315
Wells Fargo Bank, N.A.
25,000,000	1.79	07/05/2002	25,000,000

Total Variable Rate Obligations			$390,265,526

Total Investments before Repurchase Agreements			$1,481,008,290

Repurchase Agreements*—24.4%
Joint Repurchase Agreement Account I
$45,200,000	1.89%	07/01/2002	$45,200,000
Joint Repurchase Agreement Account II
435,000,000	1.96	07/01/2002	435,000,000

Total Repurchase Agreements			$480,200,000

Total Investments			$1,961,208,290

#	Variable rate security index is based on the LIBOR rate.
†	Insurance company issued short-term funding agreement.
*	Unless noted, all repurchase agreements were entered into on June 28, 2002.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Government Portfolio
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligations—49.5%
Federal Farm Credit Bank
$15,000,000	1.72%	09/06/2002	$14,998,089
Federal Home Loan Bank
20,000,000	1.87	07/01/2002	20,000,000
Federal National Mortgage Association
20,000,000	1.80 #	07/01/2002	19,996,078
10,000,000	1.83	07/10/2002	9,995,437
12,789,000	1.76	07/17/2002	12,778,996
5,000,000	1.78	08/07/2002	4,990,853
8,000,000	1.96	11/06/2002	7,944,249

Total U.S. Government Agency Obligations			$90,703,702

Total Investments before Repurchase Agreements			$90,703,702

Repurchase Agreements^*—50.5%
Joint Repurchase Agreement Account I
$27,600,000	1.89%	07/01/2002	$27,600,000
Joint Repurchase Agreement Account II
50,000,000	1.96	07/01/2002	50,000,000
UBS Warburg LLC
15,000,000	1.79	09/16/2002	15,000,000
Maturity Value: $15,066,379
Dated: June 19, 2002

Total Repurchase Agreements			$92,600,000

Total Investments			$183,303,702

#	Variable rate security index is based on either LIBOR or federal funds rate.
^	At June 30, 2002, these agreements were fully collateralized by U.S. Treasury obligations and Federal Agency obligations.
*	Unless noted, all repurchase agreements were entered into on June 28, 2002.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Treasury Obligations Portfolio
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—23.9%
Treasury Inflation Index Note (TIP)
$280,092,500	3.63%	07/15/2002	$280,870,154
United States Treasury Bills
10,000,000	1.74	12/26/2002	9,914,214
300,000,000	1.78	12/26/2002	297,367,083
United States Treasury Notes
25,000,000	5.13	12/31/2002	25,371,255
25,000,000	5.50	01/31/2003	25,469,018
19,920,000	4.00	04/30/2003	20,139,932
25,080,000	4.25	06/02/2003	25,580,384
25,000,000	5.50	06/02/2003	25,676,758

Total U.S. Treasury Obligations			$710,388,798

Total Investments before Repurchase Agreements			$710,388,798

Repurchase Agreements^*—76.0%
Bank Of America Grand Cayman
$125,000,000	1.85%	07/01/2002	$125,000,000
Maturity Value: $125,019,271
Barclays Bank
125,000,000	1.87	07/01/2002	125,000,000
Maturity Value: $125,019,479
Bear Stearns Companies, Inc.
125,000,000	1.94	07/01/2002	125,000,000
Maturity Value: $125,020,208
C.S. First Boston Corp.
100,000,000	1.90	07/01/2002	100,000,000
Maturity Value: $100,015,833
30,000,000	1.82	07/31/2002	30,000,000
Maturity Value: $30,169,867
Dated: April 10, 2002
Deutsche Bank
35,000,000	1.90	07/01/2002	35,000,000
Maturity Value: $35,005,542
100,000,000	1.78	07/03/2002	100,000,000
Maturity Value: $100,440,056
Dated: April 5, 2002
Goldman, Sachs & Co.
125,000,000	1.89	07/01/2002	125,000,000
Maturity Value: $125,019,688
Greenwich Capital
125,000,000	1.93	07/01/2002	125,000,000
Maturity Value: $125,020,104
Joint Repurchase Agreement Account I
1,093,100,000	1.89	07/01/2002	1,093,100,000
Lehman Brothers Holdings
25,000,000	1.85	07/01/2002	25,000,000
Maturity Value: $25,003,854
SG Cowen Securities Corp.
100,000,000	1.88	07/01/2002	100,000,000
Maturity Value: $100,015,667
UBS Warburg LLC
25,000,000	1.85	07/01/2002	25,000,000
Maturity Value: $25,003,854
75,000,000	1.79	07/05/2002	75,000,000
Maturity Value: $75,328,167
Dated: April 8, 2002
50,000,000	1.86	07/31/2002	50,000,000
Maturity Value: $50,289,333
Dated: April 10, 2002

Total Repurchase Agreements			$2,258,100,000

Total Investments			$2,968,488,798

^	At June 30, 2002, these agreements were fully collateralized by U.S. Treasury obligations.
*	Unless noted, all repurchase agreements were entered into on June 28, 2002.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Treasury Instruments Portfolio
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—100.1%
United States Treasury Bills
$16,900,000	1.65%	07/05/2002	$16,896,911
10,200,000	1.68	07/05/2002	10,198,101
2,100,000	1.69	07/05/2002	2,099,606
100,000,000	1.72	07/11/2002	99,952,361
150,000,000	1.68	07/18/2002	149,881,000
16,200,000	1.66	07/25/2002	16,182,126
9,500,000	1.73	08/08/2002	9,482,652
40,000,000	1.72	08/15/2002	39,914,000
90,000,000	1.72	08/29/2002	89,746,300
100,000,000	1.69	09/05/2002	99,690,167
62,000,000	1.74	12/26/2002	61,468,126

Total U.S. Treasury Obligations			$595,511,350

Total Investments			$595,511,350

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Federal Portfolio
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligations—99.9%
Federal Farm Credit Bank
$401,900,000	1.70%#‡	07/01/2002	$401,900,000
167,600,000	1.70	07/01/2002	167,600,000
25,000,000	1.73#	07/01/2002	24,997,849
30,000,000	1.75#	07/01/2002	30,000,000
25,000,000	1.77#	07/01/2002	24,988,293
20,000,000	1.90	07/01/2002	20,000,000
65,000,000	1.69#	07/06/2002	64,975,690
25,000,000	1.70	07/12/2002	24,987,014
206,500,000	1.69#‡	07/15/2002	206,500,000
65,000,000	1.72	07/16/2002	64,953,416
35,000,000	1.73	07/16/2002	34,974,771
175,500,000	1.69	07/25/2002	175,302,270
50,000,000	1.67	07/26/2002	49,942,014
50,000,000	1.77#	07/27/2002	49,990,820
31,310,000	3.75	08/01/2002	31,315,059
100,000,000	1.73	08/20/2002	99,759,722
25,000,000	1.75	08/22/2002	24,936,806
60,000,000	1.74#	08/24/2002	59,974,779
30,000,000	3.45	09/04/2002	30,006,735
90,000,000	1.72	09/06/2002	89,711,900
15,000,000	2.22	11/15/2002	14,873,275
25,000,000	2.95	04/01/2003	24,996,622
Federal Home Loan Bank
50,000,000	1.72#	07/01/2002	49,988,851
150,000,000	1.78#	07/01/2002	149,994,064
35,000,000	1.78#	07/01/2002	34,993,356
100,000,000	1.71#	07/02/2002	99,953,076
120,000,000	1.69#	07/03/2002	119,968,430
24,500,000	1.82	07/08/2002	24,491,330
40,000,000	1.81#	07/18/2002	39,983,433
30,000,000	6.88	07/18/2002	30,041,887
150,000,000	1.74	07/19/2002	149,869,500
50,000,000	1.78#	07/21/2002	49,977,931
75,000,000	1.69#	07/23/2002	74,986,661
25,000,000	1.74	07/24/2002	24,972,208
25,000,000	1.76	07/24/2002	24,971,969
175,000,000	1.72#	07/26/2002	174,968,106
100,000,000	1.74	07/30/2002	99,996,841
55,000,000	1.76#	07/30/2002	54,980,622
50,000,000	1.75	08/02/2002	49,922,222
70,000,000	1.77	08/02/2002	69,889,867
65,000,000	1.74#	08/07/2002	64,938,605
10,800,000	1.71	08/14/2002	10,777,494
115,000,000	1.76#	08/19/2002	114,970,574
27,000,000	6.88	08/28/2002	27,201,449
50,000,000	1.73#	09/04/2002	49,964,348
46,000,000	1.71	09/11/2002	45,842,680
100,000,000	1.74	09/11/2002	99,653,000
23,589,000	1.71	09/13/2002	23,506,085
30,000,000	1.73#	09/15/2002	29,985,888
50,000,000	1.72#	09/17/2002	49,971,198
100,000,000	1.73	09/18/2002	99,620,361
22,961,000	2.04	09/18/2002	22,858,463
71,300,000	1.73	09/25/2002	71,005,333
6,700,000	1.74	09/25/2002	6,672,230
32,280,000	2.45	10/18/2002	32,283,735
7,150,000	6.25	11/15/2002	7,255,059
8,500,000	6.38	11/15/2002	8,628,831
25,000,000	2.45	12/17/2002	24,992,518
50,000,000	2.24	12/20/2002	49,464,889
35,000,000	2.25	12/27/2002	34,998,934
60,000,000	5.13	01/13/2003	60,882,784
25,000,000	3.00	04/25/2003	24,995,624
20,000,000	2.84	05/05/2003	19,998,425
25,000,000	2.90	05/05/2003	24,996,955
Student Loan Marketing Association
54,764,000	1.96	07/01/2002	54,764,000
16,300,000	2.07	07/01/2002	16,300,000
15,000,000	3.95	07/01/2002	15,000,000
50,000,000	1.93#	07/02/2002	49,984,977
25,000,000	1.75	07/25/2002	24,970,834
14,300,000	1.86	12/18/2002	14,174,398
35,000,000	2.65	06/13/2003	34,992,818
20,000,000	2.60	07/02/2003	20,014,677

Total U.S. Government Agency Obligations			$4,276,304,555

Total Investments			$4,276,304,555

#	Variable rate security index is based on either U.S. Treasury Bill, LIBOR, federal funds, or Prime lending rate.
‡	Federal Farm Credit Banks Funding Corporation issued Master Note Purchase Agreement.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—4.1%
Birmingham Alabama GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC) (A-1/VMIG1)
$3,795,000	1.25%	07/05/2002	$3,795,000
Columbia IDB VRDN PCRB Refunding for Alabama Co. Series 1996 A (A-1/VMIG1)
9,300,000	1.85	07/01/2002	9,300,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 B (A-1/VMIG1)
7,000,000	2.00	07/01/2002	7,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
15,000,000	1.85	07/01/2002	15,000,000
Homewood City VRDN for Educational Facilities — Samford University Series 1999 (AMBAC) (Bank of Nova Scotia SPA) (VMIG1)
7,600,000	2.00	07/01/2002	7,600,000
Jefferson County Alabama Sewer Revenue for Capital Improvement Series 2002 A (FGIC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
3,500,000	1.30	07/05/2002	3,500,000
Mobile City IDRB VRDN PCRB for Alabama Power Co. Series 1993 A (A-1/VMIG1)
7,000,000	1.48	07/05/2002	7,000,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998 (A-1/VMIG1)
16,100,000	1.80	07/01/2002	16,100,000

			$69,295,000

Alaska—0.4%
Alaska State Housing Finance Corp. VRDN for Housing Development Series 2000 B (A-1+/VMIG1)
$6,405,000	1.30%	07/03/2002	$6,405,000

Arizona—1.4%
Arizona School District TANS COPS Series 2001 (SP-1+/ MIG1)
$7,000,000	3.25%	07/31/2002	$7,003,937
Mesa IDA VRDN RB for Discovery Health Systems Series 1999 B (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
15,865,000	1.33	07/03/2002	15,865,000

			$22,868,937

California—3.8%
California Statewide Communities TRANS Series 2002 B (SP-1+/ MIG1)
$32,000,000	3.00%>	06/30/2003	$32,407,680
Fresno County Adjustable RB for Trinity Health Credit Series 2000 C (A-1+/VMIG1)
300,000	1.15	07/05/2002	300,000
Los Angeles California Unified School District TRANS GO (SP-1+/ MIG1)
5,400,000	4.00	07/23/2002	5,404,533
Los Angeles California Wastewater Systems VRDN RB Refunding Subseries 2001 A (FGIC) (A-1+/VMIG1)
9,000,000	1.88	10/31/2002	9,000,000
Los Angeles California Wastewater Systems VRDN RB Refunding Subseries 2001 B (FGIC) (A-1+/VMIG1)
9,000,000	1.88	10/31/2002	9,000,000
Metropolitan Water District Southern California Adjustable Authorization RB Series 1998 B (Bank of America SPA) (A-1+/VMIG1)
1,000,000	1.15	07/05/2002	1,000,000
Oakland Joint Powers Financing Authority Lease VRDN RB Series 1998 A2 (FSA) (A-1/VMIG1)
2,000,000	1.25	07/05/2002	2,000,000
Southern Public Power Authority Refunding RB for Palo Verde Project Series 1996 C (AMBAC) (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
4,800,000	1.10	07/03/2002	4,800,000

			$63,912,213

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida—6.8%
Broward County Housing Finance Authority VRDN MF Hsg. RB for Sanctuary Apartments Project Series 1985 (VMIG1)
$5,500,000	1.42%	07/05/2002	$5,500,000
Broward County Housing Finance Authority VRDN MF Hsg. Refunding for Island Club Apartments Series 2001 A (A-1+)
2,500,000	1.42	07/05/2002	2,500,000
Escambia County Florida VRDN PCRB Refunding for Gulf Power Company Project (A-1/VMIG1)
4,500,000	1.85	07/01/2002	4,500,000
Florida Board of Education Eagle Tax-Exempt Trust Series 20010906 Class A COPS (A-1+)
1,500,000	1.33	07/05/2002	1,500,000
Florida DOT Eagle Tax-Exempt Trust Series 96 C0903 Class A (A-1+)
12,000,000	1.33	07/05/2002	12,000,000
Florida Local Government Financing Commission Pooled CP Notes Series A (First Union National Bank) (A-1/ P-1)
10,000,000	1.45	08/09/2002	10,000,000
8,000,000	1.45	11/22/2002	8,000,000
Jacksonville Health Facilities Authority Hospital VRDN RB for Baptist Medical Center Project (First Union National Bank LOC) (A-1)
9,600,000	1.25	07/05/2002	9,600,000
Jacksonville Health Facilities CP Series 2001 A (Mayo Foundation) (MIG1)
15,000,000	1.40	07/09/2002	15,000,000
Jacksonville Health Facilities CP Series 2001 B (Mayo Foundation) (MIG1)
10,000,000	1.40	08/12/2002	10,000,000
Jea Variable Right Water & Sewer CP Series 2001 D (A-1/ MIG1)
13,500,000	1.50	07/18/2002	13,500,000
Orange County Educational Facilities Authority RB for Rollins College Project Series 2001 (Bank of America LOC) (VMIG1)
3,245,000	1.85	07/01/2002	3,245,000
Orlando Florida Utilities Commission Water Revenue VRDN Series 2002 A (Bayerische Landesbank SPA) (A-1+/VMIG1)
6,000,000	1.15	07/03/2002	6,000,000
Palm Beach County School Board COPS PA-658 (A-1+)
7,870,000	1.30	07/05/2002	7,870,000
Sunshine State Government Finance Commission CP Series F (A-1+/ F-1+)
5,550,000	1.45	10/10/2002	5,550,000

			$114,765,000

Georgia—7.4%
Albany Dougherty County Georgia Hospital VRDN RB for Phoebe Hospital Series 2002 (AMBAC) (Regions Bank SPA) (VMIG1)
$19,760,000	1.85%	07/01/2002	$19,760,000
Bartow County IDA VRDN PCRB for Georgia Power Co. First Series 1996 (VMIG1)
6,000,000	1.80	07/01/2002	6,000,000
Bartow County IDA VRDN PCRB for Georgia Power Co. First Series 1997 (A-1/VMIG1)
12,200,000	1.85	07/01/2002	12,200,000
Burke County IDA PCRB for Georgia Power Co. Fifth Series 1995 (VMIG1)
4,700,000	1.85	07/01/2002	4,700,000
Burke County IDA PCRB for Georgia Power Co. First Series 1992 (VMIG1)
6,800,000	1.85	07/01/2002	6,800,000
Burke County IDA PCRB for Georgia Power Co. Ninth Series 1994 (A-1/VMIG1)
10,600,000	1.75	07/01/2002	10,600,000
Burke County IDA PCRB for Oglethorpe Power Corp. Series 1994 A (FGIC) (Credit Local De France SPA) (A-1+/VMIG1)
24,900,000	1.25	07/03/2002	24,900,000
Dekalb County Hospital Authority Revenue Anticipation Certificates for Dekalb Medical Center, Inc. Series 1993 B (Suntrust Bank LOC) (VMIG1)
3,755,000	1.25	07/03/2002	3,755,000
Effingham County IDA VRDN PCRB Adjustment for Savannah Electric & Power Co. Project Series 1997 (A-1/VMIG1)
7,900,000	1.85	07/01/2002	7,900,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Georgia (continued)
Fulco Hospital Authority VRDN RANS for Peidmont Hospital Project Series 1999 (Suntrust Bank LOC) (A-1+/VMIG1)
$16,040,000	1.20%	07/03/2002	$16,040,000
Municipal Electric Authority of Georgia VRDN RB Project One Series 1994 D (Dexia Credit Local SPA) (ABN Amro Bank) (A-1/VMIG1)
10,000,000	1.20	07/03/2002	10,000,000
Savannah Economic Development Authority VRDN PCRB Refunding Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
1,300,000	1.80	07/01/2002	1,300,000

			$123,955,000

Illinois—8.4%
Chicago Illinois GO Tender Notes (Landesbank Hessen-Thueringen Girozentrale LOC) (A-1+/VMIG1)
$4,300,000	1.90%	10/31/2002	$4,300,000
Chicago Illinois Metropolitan Water District VRDN Refunding Series 2002 A (A-1+/VMIG1)
8,000,000	1.20	07/03/2002	8,000,000
Chicago Illinois VRDN Series 2002 B (FGIC) (Landesbank Baden-Wurttm SPA) (A-1+/VMIG1)
6,000,000	1.27	07/05/2002	6,000,000
Chicago Illinois Waste Water Transmission VRDN RB Merlots Series 2001 A 125 (MBIA) (VMIG1)
1,000,000	1.37	07/03/2002	1,000,000
City of Chicago Board of Education GO VRDN Series 2000 C (FSA) (Dexia Public Finance SPA) (A-1+/VMIG1)
10,000,000	1.25	07/05/2002	10,000,000
City of Chicago Board of Education GO VRDN Series 2000 D (FSA) (Dexia Public Finance SPA) (A-1+/VMIG1)
17,500,000	1.25	07/05/2002	17,500,000
Cook County Illinois VRDN Capital Improvement Series 2002 B (Landesbank Hessen-Thueringer SPA) (A-1+/VMIG1)
13,000,000	1.43	07/03/2002	13,000,000
Evanston GO VRDN for Recreation Center Project Series 2000 C (Bank of America N.A. SPA) (VMIG1)
5,000,000	1.20	07/05/2002	5,000,000
IIlinois GO Eagle Tax-Exempt Trust Series 96 C1301 Class A (A-1+)
4,900,000	1.33	07/05/2002	4,900,000
Illinois Health Facilities Authority Revenue for Northwestern Memorial Hospital Series 2002 C (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
9,000,000	1.85	07/01/2002	9,000,000
Illinois Health Facilities Authority Revenue VRDN Resurrection Health Series 1999 B (FSA) (Lasalle Bank N.A. SPA) (A-1+/VMIG1)
10,000,000	1.30	07/03/2002	10,000,000
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 C (Bank One Illinois, N.A. LOC) (A-1/VMIG1)
10,875,000	1.30	07/03/2002	10,875,000
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 D (BankOne, N.A. LOC) (A-1/VMIG1)
6,650,000	1.30	07/03/2002	6,650,000
Illinois State Sales Tax Revenue Merlots Series 2001 A102 (A-1+)
7,500,000	1.37	07/03/2002	7,500,000
Illinois State Toll Highway Priority Series 1993 B (MBIA) (Societe Generale LOC) (A-1+/VMIG1)
14,500,000	1.20	07/03/2002	14,500,000
Metropolitan Pier Eagle Tax-Exempt Trust Series 001307 (A-1)
9,000,000	1.33	07/05/2002	9,000,000
Village of Sauget VRDN PCRB for Pharmacia Corp. Project Series 1992 (P-1)
3,300,000	1.35	07/03/2002	3,300,000

			$140,525,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Indiana—2.3%
Indiana Hospital Equipment Financing Authority VRDN Insured RB Series 1985 A (MBIA) (Bank One Trust Company SPA) (A-1/VMIG1)
$11,400,000	1.25%	07/03/2002	$11,400,000
Indiana State Development Finance Authority Poll VRDN Refunding ALCOA Inc. Project (A-1/VMIG1)
4,905,000	1.37	07/03/2002	4,905,000
Indiana State Educational Facilities Authority Revenue VRDN Educational Facilities Depauw University Project (Northern Trust Co. LOC) (VMIG1)
6,500,000	1.85	07/01/2002	6,500,000
Indiana TFA Eagle Tax-Exempt Trust Series 001401 (A-1+)
5,000,000	1.33	07/05/2002	5,000,000
Indiana TFA Eagle Tax-Exempt Trust Series 20011401 Class A (A-1+)
6,400,000	1.33	07/05/2002	6,400,000
Warwick County VRDN PCRB for ALCOA Project Series 1992 (A-1)
5,000,000	1.37	07/05/2002	5,000,000

			$39,205,000

Iowa—3.2%
Chillicothe City VRDN PCRB for Midamerican Energy Co./Midwest Power Systems Series 1993 A (A-1/VMIG1)
$900,000	1.40%	07/03/2002	$900,000
Iowa Finance Authority VRDN RB for Trinity Health Series 2000 D (Morgan Guaranty Trust SPA) (A-1+)
18,500,000	1.20	07/05/2002	18,500,000
Iowa Higher Education Loan Authority VRDN RB for Grinnell Private College Facilities Series 2001 (A-1+/VMIG1)
12,500,000	1.25	07/05/2002	12,500,000
Muscatine County PCRB Pharmacia Corp. Series 1992 (P-1)
1,000,000	1.35	07/03/2002	1,000,000
Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993 (A-1/VMIG1)
21,795,000	1.40	07/03/2002	21,795,000

			$54,695,000

Kansas—0.7%
Kansas DOT Highway VRDN RB Series 2000 B-2 (A-1+/VMIG1)
$5,000,000	2.00%	07/01/2002	$5,000,000
Kansas DOT Highway VRDN RB Series 2000 C-2 (A-1+/VMIG1)
6,000,000	1.25	07/03/2002	6,000,000

			$11,000,000

Kentucky—3.0%
Kentucky Association of Counties Advance TRANS (SP-1)
$11,000,000	3.00%>	06/30/2003	$11,142,340
Kentucky Development Finance Authority Hospital Revenue VRDN Series PT (FGIC) (Banque Nationale Paris SPA) (A-1)
14,000,000	1.30	07/05/2002	14,000,000
Kentucky Economic Development Financing Authority Hospital Facilities VRDN RB for The Health Alliance of Greater Cincinnati Series 1997 D (MBIA) (Credit Suisse First Boston SPA) (VMIG1)
4,432,000	1.25	07/03/2002	4,432,000
Kentucky Interlocal School TRANS (SP-1+/MIG1)
17,700,000	3.00>	06/30/2003	17,936,118
Louisville & Jefferson County Eagle Tax-Exempt Trust Series 20011701 Class A COPS (A-1+)
2,500,000	1.33	07/05/2002	2,500,000

			$50,010,458

Louisiana—2.6%
Ascension Parish Louisiana PCRB for Vulcan Materials Co. Series 1996 (VMIG1)
$8,200,000	1.35%	07/03/2002	$8,200,000
Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port First Stage Series 1992 A (Suntrust Bank, Nashville LOC) (A-1+/VMIG1)
9,000,000	1.85	07/01/2002	9,000,000
New Orleans Aviation Board RB Refunding Series 1993 B (MBIA) (Credit Local de France SPA) (A-1+/VMIG1)
10,135,000	1.35	07/03/2002	10,135,000
New Orleans Aviation Board RB Refunding Series 1995 A (MBIA) (Credit Local de France SPA) (A-1+/VMIG1)
5,000,000	1.35	07/03/2002	5,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Louisiana (continued)
Saint James Parish Louisiana VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank Girozentrale) (P-1)
$11,200,000	1.20%	07/03/2002	$11,200,000

			$43,535,000

Maryland—0.5%
University of Maryland System Auxiliary Facility & Tuition P-Floats-PT 428 Series 2000 (A-1+)
$4,945,000	1.30%	07/05/2002	$4,945,000
Washington Suburban Sanitation District VRDN BANS Series 2001 (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
4,000,000	1.25	07/03/2002	4,000,000

			$8,945,000

Massachusetts—2.3%
Commonwealth of Massachusetts Eagle Tax-Exempt Trust Series 97 C2101 (MBIA) (A-1+(c))
$10,195,000	1.18%	07/05/2002	$10,195,000
Massachusetts Bay Transportation Authority General Transportation Systems (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
19,500,000	1.10	07/03/2002	19,500,000
Massachusetts Water Resources Authority RB Series 1999 (State Street Bank and Trust Co. LOC) (A-1+/P-1)
8,500,000	1.45	10/09/2002	8,500,000

			$38,195,000

Michigan—6.8%
Detroit Sewage Disposal VRDN RB Second Lien Series 2001 E (FGIC) (A-1+/VMIG1)
$9,000,000	2.12%	10/03/2002	$9,000,000
Michigan Building Authority P-Floats-PT 398 Series 1998 I (A-1+/P-1)
6,600,000	1.30	07/05/2002	6,600,000
Michigan Building Authority Eagle Tax-Exempt Trust Series 20012204 Class A (A-1+)
8,000,000	1.33	07/05/2002	8,000,000
Michigan Municipal Bond Authority P-Floats-PT 396 Revenue Series 1998 (A-1+)
8,600,000	1.30	07/05/2002	8,600,000
Michigan Municipal Bond Authority RANS Series 2001 C-1 (SP-1+)
10,000,000	3.50	08/22/2002	10,012,772
Michigan Municipal Bond Authority Revenue Series 2002 A (SP-1+)
4,200,000	2.25	08/21/2002	4,205,510
Michigan State Hospital Finance Authority VRDN RB Refunding for Trinity Health Series 2000 E (A-1+/VMIG1)
27,500,000	1.25	07/05/2002	27,500,000
Michigan State Trunk Line Fund Series 1998 A Eagle Tax-Exempt Trust Series 982202 Class A Certificates (A-1+)
18,000,000	1.33	07/05/2002	18,000,000
Michigan State University VRDN Series 2000 A (Dexia Credit Local SPA) (A-1+/VMIG1)
5,000,000	1.15	07/03/2002	5,000,000
State of Michigan GO CP Series 2001 (A-1+/VMIG1)
10,000,000	2.15	10/02/2002	10,000,000
University of Michigan University Revenues (A-1+/VMIG1)
7,000,000	1.20	07/05/2002	7,000,000

			$113,918,282

Minnesota—0.4%
City of Rochester MN Health Care Facilities Mayo Foundation Series 2000 B (A-1+)
$2,700,000	1.50%	07/22/2002	$2,700,000
Minnesota School Districts Tax & Aid Anticipation Borrowing Program COPS Series 2001 B (MIG1)
3,250,000	3.00	10/01/2002	3,257,626

			$5,957,626

Mississippi—0.6%
Mississippi GO Eagle Tax-Exempt Trust Series 20012401 Class A (A-1+)
$10,655,000	1.33%	07/05/2002	$10,655,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Missouri—0.9%
Missouri Environmental Improvement & Energy VRDN PCRB Refunding for Pharmacia Corp. Series 1993 (P-1)
$5,000,000	1.40%	07/03/2002	$5,000,000
Missouri State Health & Educational Facility Authority Medical Research Facilities Stowers (MBIA) (Toronto-Dominion Bank SPA) (A-1+/VMIG1)
10,000,000	1.25	07/05/2002	10,000,000

			$15,000,000

Nevada—0.7%
Clark County Series 2000 PA-653 (A-1+)
$5,700,000	1.30%	07/05/2002	$5,700,000
Clark County Nevada Eagle Tax-Exempt Trust Series 002801 Class A (A-1+)
6,920,000	1.33	07/05/2002	6,920,000

			$12,620,000

New Mexico—1.1%
Albuquerque NM VRDN RB Refunding for Affordable Housing Projects Series 2000 (MBIA) (Bank of America SPA) (A-1+/VMIG1)
$5,800,000	1.25%	07/03/2002	$5,800,000
New Mexico State Severance Tax P-Floats-PT 1428 (A-1+)
5,000,000	1.30	07/05/2002	5,000,000
University of New Mexico RB Sub Lien Systems Improvement Series 2001 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
7,450,000	1.35	07/03/2002	7,450,000

			$18,250,000

New York—3.4%
Metropolitan Transportation Authority Dedicated Tax Fund PA-656 Series 2000 A (A-1+)
$2,600,000	1.19%	07/05/2002	$2,600,000
New York City Transitional Finance Authority Eagle Tax-Exempt Trust Series 2000 Class A COPS (A-1+)
2,000,000	1.18	07/05/2002	2,000,000
New York City Transitional Finance Authority for City Recovery Series 2001 A (SP-1+/MIG1)
14,000,000	3.25	10/02/2002	14,044,413
New York City Transitional Finance Authority BANS Series 2001 3 (SP-1+)
27,000,000	2.75	11/13/2002	27,098,650
New York State Local Government Assistance Corp. VRDN RB Series 1995 B (Bank of Nova Scotia LOC) (A-1/VMIG1)
1,900,000	1.15	07/03/2002	1,900,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 G (Bank of Nova Scotia LOC) (A-1/VMIG1)
10,000,000	1.10	07/03/2002	10,000,000

			$57,643,063

North Carolina—2.1%
North Carolina Health Care Facilities VRDN RB Series 1999 (Wachovia Bank N.A. LOC) (A-1)
$9,760,000	1.25%	07/05/2002	$9,760,000
North Carolina Medical Care Commission VRDN RB for Duke University Hospitals Series 1985 B (Wachovia Bank N.A. SPA) (A-1/VMIG1)
5,100,000	1.20	07/05/2002	5,100,000
North Carolina State VRDN Public Improvement Series E (Landesbank Hessen-Thueringer SPA) (A-1+/MIG1)
6,800,000	1.15	07/03/2002	6,800,000
North Carolina State VRDN Public Improvement Series G (Landesbank Hessen-Thueringer SPA) (A-1+/MIG1)
8,000,000	1.25	07/03/2002	8,000,000
Wilmington North Carolina VRDN (First Union National Bank SPA) (A-1/VMIG1)
5,820,000	1.25	07/03/2002	5,820,000

			$35,480,000

Ohio—2.5%
Cuyahoga County Hospital VRDN RB for University Hospitals Health Systems, Inc. Series 1999 C (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
$13,600,000	1.30%	07/05/2002	$13,600,000
Franklin County Ohio Revenue Trinity Health Credit Series 2000 F (A-1+/VMIG1)
25,000,000	1.25	07/05/2002	25,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Ohio (continued)
Ohio State University General Receipts VRDN RB Series 1999 B2 (A-1+/VMIG1)
$3,850,000	1.23%	07/03/2002	$3,850,000

			$42,450,000

Oregon—2.4%
Oregon State GO VRDN Series 73-G (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
$10,100,000	1.25%	07/03/2002	$10,100,000
Oregon State TANS Series 2002 A (SP-1+/MIG1)
16,500,000	3.25	05/01/2003	16,668,345
Tri County Metropolitan Transportation District VRDN RB for Interstate Maximum Project Series 2001 A (Bayerische Landesbank LOC) (A-1+/VMIG1)
14,000,000	1.15	07/05/2002	14,000,000

			$40,768,345

Pennsylvania—3.1%
Commonwealth of Pennsylvania GO Bonds First Series 1994 Eagle Tax-Exempt Trust 943804 Class A COPS (AMBAC) (A-1+)
$14,400,000	1.33%	07/05/2002	$14,400,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 1999 (AMBAC) (PNC Bank, NA) (A-1/VMIG1)
4,000,000	1.25	07/03/2002	4,000,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 2001 (AMBAC) (First Union National) (A-1+)
9,170,000	1.25	07/03/2002	9,170,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 2002 (AMBAC) (A-1/VMIG1)
5,775,000	1.25	07/03/2002	5,775,000
Pennsylvania GO Second Series 2001 (Aa2/AA)
7,525,000	4.50	09/16/2002	7,562,663
Temple University of Commonwealth Systems Pennsylvania University Funding Obligation (MIG1)
11,600,000	3.00	05/06/2003	11,703,987

			$52,611,650

Puerto Rico—2.7%
Puerto Rico Government Development Bank (A-1+)
$4,000,000	1.50%	07/24/2002	$4,000,000
Puerto Rico TRANS Series 2001 (SP-1+/MIG1)
42,000,000	3.00	07/30/2002	42,029,337

			$46,029,337

South Carolina—0.8%
South Carolina State P-Floats Part 1225 (A-1+)
$6,805,000	1.27%	07/05/2002	$6,805,000
South Carolina Transportation Infrastructure Eagle Tax-Exempt Trust Series 20014001 Class A (A-1+)
6,760,000	1.33	07/05/2002	6,760,000

			$13,565,000

Tennessee—3.4%
City of Memphis GO CP Series 2001 (A-1+/P-1)
$5,000,000	1.30%	10/07/2002	$5,000,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series B (Bayerische Landesbank SPA) (A-1+/VMIG1)
9,960,000	1.20	07/05/2002	9,960,000
Metropolitan Government Nashville & Davidson Tennessee for Vanderbilt University Series A (A-1+/VMIG1)
15,000,000	1.85	07/01/2002	15,000,000
Metropolitan Government Nashville & Davidson Tennessee for Vanderbilt University Series B (A-1+/VMIG1)
6,500,000	1.85	07/01/2002	6,500,000
Sevier County Public Building Authority RB for Local Government Improvement Series III F (AMBAC) (VMIG1)
15,300,000	1.25	07/05/2002	15,300,000
Shelby County Eagle Tax-Exempt Trust Series 2014202 Class A COPS (A-1+)
5,000,000	1.33	07/05/2002	5,000,000

			$56,760,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas—15.4%
Belton IDRB VRDN RB for H.E. Bun Grocery Co. Series 1993 (Texas Commerce Bank N.A. LOC) (P-1)
$1,150,000	1.25%	07/10/2002	$1,150,000
Brazos River Authority PCRB for Pharmacia Corp. Series 1990 (P-1)
5,300,000	1.35	07/10/2002	5,300,000
Brazos River Authority PCRB for Pharmacia Corp. Series 1994 (P-1)
5,100,000	1.35	07/10/2002	5,100,000
Brazos Texas Harbor IDA for Pharmacia Corp. Series 1991 (P-1)
3,500,000	1.35	07/03/2002	3,500,000
City of Houston CP Series A (A-1+/P-1)
12,000,000	1.40	10/08/2002	12,000,000
10,000,000	1.40	10/10/2002	10,000,000
City of San Antonio Electric & Gas System Series 1997 SG 104 (A-1+)
36,800,000	1.30	07/05/2002	36,800,000
Coastal Bend Health Facilities Development Corp. Incarnate Word Health System RB Series 1998 B (AMBAC) (Bank One N.A. SPA) (SP-1+/VMIG1)
4,000,000	1.36	07/03/2002	4,000,000
Cypress Fairbanks Independent School District VRDN Merlots Series 2001 A 129 (A-1)
5,000,000	1.37	07/03/2002	5,000,000
Harris County GO RB Toll Road Series 1994 G (A-1+/VMIG1)
4,900,000	1.20	07/10/2002	4,900,000
Harris County GO RB Toll Road Series 1994 H (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
16,300,000	1.20	07/10/2002	16,300,000
Harris County GO VRDN RB Toll Road Series 1994 B (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
5,000,000	1.15	07/10/2002	5,000,000
Harris County Health Facilities Development Corp. VRDN RB for St. Lukes Episcopal Hospital Series 2001 B (A-1+)
17,100,000	1.85	07/09/2002	17,100,000
Jefferson County Texas P-Floats-PT 1414 (FGIC) (Merrill Lynch Capital Services SPA) (A-1+)
6,555,000	1.30	07/05/2002	6,555,000
Red River Education Financing VRDN RB Revenue for Christian University Project Series 2000 (VMIG1)
9,700,000	1.20	07/10/2002	9,700,000
San Antonio Electric & Gas System CP Notes Series A (A-1+/P-1)
5,900,000	1.40	08/19/2002	5,900,000
5,000,000	1.40	08/23/2002	5,000,000
8,600,000	1.45	10/08/2002	8,600,000
Texas State TRANS Series 2001 A-L32 (SP-1+/ MIG1)
75,000,000	3.75	08/29/2002	75,165,375
University of Texas Systems Revenue Finance Systems Series A (A-1+/P-1)
7,000,000	1.40	07/01/2002	7,000,000
3,000,000	1.40	07/09/2002	3,000,000
4,000,000	1.40	07/10/2002	4,000,000
7,500,000	1.45	10/10/2002	7,500,000

			$258,570,375

Utah—2.7%
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (Landesbank Hessen-Thueringer SPA) (A-1+/VMIG1)
$21,000,000	1.25%	07/03/2002	$21,000,000
Central Water Conservancy District GO VRDN Tender Option Bonds Series 1998 F (AMBAC) (Landesbank Hessen-Thueringer SPA) (A-1+/VMIG1)
10,625,000	1.25	07/03/2002	10,625,000
Intermountain Power Agency VRDN Series 85E (A-1+/VMIG1)
5,000,000	1.40	07/01/2002	5,000,000
State of Utah Highway Bonds Series 1999 C (Toronto Dominion Bank SPA) (A-1+/VMIG1)
5,500,000	1.10	07/11/2002	5,500,000
Utah Water Finance Agency Revenue (AMBAC) (JP Morgan Chase Bank SPA) (VMIG1)
3,000,000	1.35	07/03/2002	3,000,000

			$45,125,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Virginia—1.5%
Fairfax County IDA VRDN for Health Care Inova Health Systems Series 2000 (A-1+/VMIG1)
$17,320,000	1.35%	07/03/2002	$17,320,000
Roanoke IDA VRDN RB for Roanoke Memorial Hospitals Series 1995 B (First Union National Bank SPA) (A-1/VMIG1)
5,100,000	1.85	07/09/2002	5,100,000
Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 1999 (Crestar Bank SPA) (VMIG1)
2,900,000	1.25	07/10/2002	2,900,000

			$25,320,000

Washington—2.4%
Eagle Tax-Exempt Trust 20024701 A (A-1+)
$5,000,000	1.33%	07/05/2002	$5,000,000
Eagle Tax-Exempt Trust 20024703 (A-1+)
2,000,000	1.33	07/05/2002	2,000,000
Grant County Washington Public Utility District Eagle Tax-Exempt Trust Series 20014702 (FSA) (A-1+)
4,000,000	1.33	07/05/2002	4,000,000
State of Washington Eagle Tax-Exempt Trust Series 2000 Class A COPS (A-1+)
12,000,000	1.33	07/05/2002	12,000,000
Washington GO Eagle Tax-Exempt Trust Series 984702 Class A (A-1+)
16,000,000	1.33	07/05/2002	6,000,000
Washington State GO Eagle Tax-Exempt Trust Series 96 C4704 (A-1+)
8,500,000	1.33	07/05/2002	8,500,000
Washington State GO VRDN P-Floats-PT 1407 (Merrill Lynch Capital Services SPA) (A-1+)
3,000,000	1.30	07/05/2002	3,000,000

			$40,500,000

Wisconsin—3.4%
Milwaukee Metropolitan Sewage District GO Capital Purpose Bonds Series 1992 A Eagle Tax-Exempt Trust Series 944905 (A-1)
$15,085,000	1.33%	07/05/2002	$15,085,000
Milwaukee RANS Series 2001 (SP-1+/MIG1)
12,750,000	3.50	08/29/2002	12,771,181
Milwaukee RANS Series 2001 B (SP-1+/MIG1)
9,000,000	3.25	08/29/2002	9,011,391
Southeast Wisconsin Professional Baseball Park District RB P-Floats-PT 425 Series 2000 (A-1+)
5,495,000	1.30	07/05/2002	5,495,000
Wisconsin Health & Education Facilities VRDN RB for Aurora Health Care Inc. Series 1999 C (Bank One LOC) (A-1)
7,300,000	1.30	07/10/2002	7,300,000
Wisconsin TRANS Eagle Tax-Exempt Trust Series 981402 Class A (A-1+)
7,500,000	1.33	07/05/2002	7,500,000

			$57,162,572

Total Investments			$1,735,697,858

> Forward commitment

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentage shown for each category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt California Portfolio
June 30, 2002 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

California—89.3%
Bay Area Toll Authority VRDN Toll Bridge RB for San Francisco Bay Area Series 2001 A (AMBAC) (State Street Bank & Trust Co. (50%) and Bayerische Landesbank Girozentrale (50%) SPA) (A-1+/ VMIG1)
$4,100,000	1.20%		07/05/2002	$4,100,000
Bay Area Toll Authority VRDN Toll Bridge RB for San Francisco Bay Area Series 2001 C (AMBAC) (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
7,000,000	1.10		07/05/2002	7,000,000
California Community College Financing Authority TRANS Series 2002 A (FSA) (SP-1+)
4,000,000	3.00	>	06/30/2003	4,051,760
California Health Facilities Financing Authority Insured Variable Rate Hospital RB for Adventist Health System/ West Series 1998 A (MBIA) (A-1+/ VMIG1)
400,000	1.85		07/01/2002	400,000
California Health Facilities Financing Authority Insured Variable Rate Hospital RB for Adventist Health System/ West Series 1998 C (MBIA) (A-1+/ VMIG1)
4,735,000	1.85		07/01/2002	4,735,000
California Infracture Getty Trust (A-1+/ P-1)
3,750,000	1.45		12/19/2002	3,750,000
5,000,000	1.50		01/31/2003	5,000,000
California Pollution Control Financing Authority Adjustable PCRB for Shell Oil Series 1991 A (A-1+/ VMIG1)
2,000,000	1.70		07/01/2002	2,000,000
California School Cash Reserve Program Pool Series 2002 A (AMBAC) (SP-1+/ MIG1)
4,000,000	3.00	>	07/03/2003	4,052,320
California School Cash Reserve Program Pool GO Bonds Series 2001 A (AMBAC) (SP-1+/ MIG1)
7,500,000	4.00		07/03/2002	7,500,541
California State PT 1001 Series 1997 (FGIC) (Merrill Lynch & Co.) (A-1+)
18,870,000	1.20		07/05/2002	18,870,000
California State Series 1997 (FGIC) (Societe Generale SPA) (A-1+)
22,000,000	1.20		07/03/2002	22,000,000
California Statewide Communities Development Authority Revenue TRANS Series 2002 B (SP-1+/ MIG1)
$6,000,000	3.00	%>	06/30/2003	$6,076,440
East Bay Municipal Utility District VRDN Water System RB Series 2002 A (FSA) (Dexia Credit Local SPA) (A-1+/ VMIG1)
12,600,000	1.10		07/03/2002	12,600,000
East Bay Municipal Utility District Water & Waste (A-1+/ P-1)
2,500,000	1.45		08/27/2002	2,500,000
Fremont VRDN COPS for Family Resources Center Financing Project Series 1998 (KBC Bank N.V. LOC) (A-1)
3,800,000	1.15		07/05/2002	3,800,000
Fremont VRDN MF Hsg. RB for Creekside Village Apartments Series 1985 D (KBC Bank N.V. LOC) (VMIG1)
8,400,000	1.15		07/05/2002	8,400,000
Fresno County Adjustable RB for Trinity Health Credit Series 2000 C (A-1+/ VMIG1)
15,350,000	1.15		07/05/2002	15,350,000
Glendale VRDN COPS for Police Building Project Series 2000 (Morgan Guaranty Trust SPA) (A-1+/ VMIG1)
6,600,000	1.20		07/05/2002	6,600,000
Golden Gate Bridge Highway & Transportation Authority (A-1+/F-1+)
3,000,000	1.40		10/07/2002	3,000,000
Huntington Beach MF Hsg. RB for Essex Huntington Breakers Series 1996 A (FHLMC) (VMIG1)
13,000,000	1.15		07/03/2002	13,000,000
Huntington Beach MF Hsg. RB for Seabridge Villas Series 1985 A (Bank of America LOC) (VMIG1)
6,900,000	4.00		07/01/2002	6,900,000
Long Beach City Housing Authority VRDN MF Hsg. RB for Channel Point Apartment Series 1998 A (FNMA) (A-1+)
5,500,000	1.10		07/05/2002	5,500,000
Los Angeles City Department of Water & Power (A-1/P-1)
4,500,000	1.30		08/28/2002	4,500,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Los Angeles County Housing Authority Variable Rate MF Hsg. Refunding RB for Malibu Meadows Project Series 1998 B (FNMA) (A-1+)
$13,711,000	1.10%	07/05/2002	$13,711,000
Los Angeles County Schools TRANS Series 2001 A (FSA) (SP-1+)
12,000,000	3.50	07/01/2002	12,000,000
Los Angeles Unified School District TRANS Series 2001 (SP-1+/ MIG1)
2,000,000	4.00	07/23/2002	2,001,679
Los Angeles Waste Water Systems Revenue Series 2001 C (FGIC) (A-1+/ VMIG1)
2,000,000	1.88	10/31/2002	2,000,000
MSR Public Power Agency Subordinate Lien RB for San Juan Project Series 1997 D (MBIA) (JP Morgan Chase Bank SPA) (A-1+/ VMIG1)
8,900,000	1.20	07/05/2002	8,900,000
MSR Public Power Agency Subordinate Lien RB for San Juan Project Series 1997 E (MBIA) (JP Morgan Chase Bank SPA) (A-1+/VMIG1)
6,200,000	1.13	07/05/2002	6,200,000
MSR Public Power Agency Subordinate Lien RB for San Juan Project Series 1998 F (MBIA) (Bank One Chicago N.A. SPA) (A-1/VMIG1)
1,950,000	1.85	07/01/2002	1,950,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1992 (Bank of America SPA) (A-1+/ VMIG1)
2,645,000	1.96	07/01/2002	2,645,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1996 A (Bank of America SPA) (A-1+/ VMIG1)
2,000,000	1.85	07/01/2002	2,000,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1999 B (A-1+/ VMIG1)
4,300,000	1.18	07/03/2002	4,300,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1999 C (A-1+/ VMIG1)
8,800,000	1.18	07/03/2002	8,800,000
Oakland Joint Powers Financing Authority Lease VRDN RB Series 1998 A2 (FSA) (A-1/VMIG1)
8,300,000	1.25	07/05/2002	8,300,000
Orange County VRDN Apartment Development RB for Hidden Hills Development Corp. Series 1985 C (FHLMC) (VMIG1)
5,000,000	1.30	07/02/2002	5,000,000
Orange County VRDN Apartment Development RB for Niguel Summit Series 1985 A (FHLMC) (VMIG1)
10,000,000	1.30	07/02/2002	10,000,000
Orange County VRDN Apartment Development RB for Seaside Meadow Series 1984 C (KBC Bank N.V. LOC) (VMIG1)
24,000,000	1.15	07/05/2002	24,000,000
Orange County VRDN Apartment Development RB Refunding for Larkspur Canyon Apartments Series 1997 A (FNMA) (A-1+)
3,135,000	1.15	07/03/2002	3,135,000
Palo Alto Unified School District Series 1997 SGA 53 (Societe Generale SPA) (A-1+)
9,830,000	1.20	07/03/2002	9,830,000
Sacramento County COPS for Administration Center and Courthouse Project Series 1990 (Bayerische Landesbank) (A-1+/ VMIG1)
8,810,000	1.15	07/05/2002	8,810,000
Sacramento County Housing Authority VRDN MF Hsg. Refunding RB for Stone Creek Apartments Series 1997 (FNMA) (A-1+)
4,250,000	1.15	07/05/2002	4,250,000
San Bernardino County VRDN MF Hsg. Refunding RB for Evergreen Apartments Series 1999 A (FNMA) (A-1+)
16,600,000	1.15	07/05/2002	16,600,000
San Diego County Regional Transportation Series A (A-1/ P-1)
800,000	1.35	09/09/2002	800,000
5,000,000	1.45	09/09/2002	5,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt California Portfolio (continued)
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
San Diego County Water Authority Series 1 (A-1/ P-1)
$5,000,000	1.15%	07/11/2002	$5,000,000
5,000,000	1.15	07/12/2002	5,000,000
5,000,000	1.40	10/09/2002	5,000,000
5,000,000	1.40	10/10/2002	5,000,000
Southern California Metropolitan Water District Adjusted RB Series 1996 A (AMBAC) (Lloyds TSB Bank PLC SPA) (A-1+/ VMIG1)
2,000,000	1.10	07/05/2002	2,000,000
Southern California Metropolitan Water District Adjusted RB Series 1999 B (Bank of America, N.A. SPA) (A-1+/ VMIG1)
7,900,000	1.15	07/05/2002	7,900,000
Southern California Public Power Authority VRDN Refunding RB for Palo Verde Project Series 1996 C (AMBAC) (Morgan Guaranty Trust SPA) (A-1+/ VMIG1)
8,000,000	1.10	07/03/2002	8,000,000
Southern California Public Power Authority VRDN Refunding RB for Southern Transmission Project Series 1991 (AMBAC) (Lloyds TSB Bank PLC LOC) (A-1+/VMIG1)
12,100,000	1.10	07/03/2002	12,100,000
Triunfo County Sanitation District Variable Rate RB Series 1994 (A-1+)
4,110,000	1.25	07/03/2002	4,110,000
University of California Revenue Series A (A-1+/ P-1)
1,000,000	1.40	08/12/2002	1,000,000
West Contra Costa California Unified School District TRANS Series 2001 (SP-1+)
10,300,000	3.25	08/21/2002	10,311,516

			$397,340,256

Puerto Rico—8.3%
Commonwealth of Puerto Rico TRANS Series 2001 (SP-1+/ MIG1)
$18,000,000	3.00%	07/30/2002	$18,012,977
Puerto Rico Government Development Bank (CP Program) (A-1+)
4,200,000	1.40	07/22/2002	4,200,000
4,000,000	1.50	07/22/2002	4,000,000
4,000,000	1.50	07/24/2002	4,000,000
5,000,000	1.30	09/20/2002	5,000,000
2,000,000	1.35	09/20/2002	2,000,000

			$37,212,977

Total Investments			$434,553,233

>	Forward commitment

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentage shown for each category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt New York Portfolio
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York—90.8%
Albany County New York Public Improvement GO Bonds (FGIC) (AAA/ Aaa)
$1,416,560	3.00%	11/15/2002	$1,423,116
City of Yonkers Civic Facility IDA VRDN RB Adjustment for Consumers Union Facility Series 1991 (Dexia Credit Local de France LOC) (VMIG1)
2,300,000	1.15	07/03/2002	2,300,000
City of Yonkers Civic Facility IDA VRDN RB for Consumers Union Facility Series 1989 (Dexia Credit Local de France LOC) (VMIG1)
2,538,000	1.15	07/03/2002	2,538,000
Great Neck North Water Authority Water System VRDN RB Series 1993 A (FGIC) (A-1+/ VMIG1)
4,300,000	1.05	07/03/2002	4,300,000
Long Island Power Authority Electric System Series CP-1 (A-1+/ P-1)
2,500,000	1.35	08/27/2002	2,500,000
2,500,000	1.35	10/07/2002	2,500,000
2,500,000	1.35	10/08/2002	2,500,000
2,500,000	1.35	10/09/2002	2,500,000
3,000,000	1.35	10/10/2002	3,000,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 2A (Westdeutsche Landesbank 80% & State Street Bank & Trust Co. 20% LOC) (A-1+/ VMIG1)
6,600,000	1.10	07/03/2002	6,600,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 3B (Westdeutsche Landesbank LOC) (A-1+/ VMIG1)
4,800,000	1.80	07/01/2002	4,800,000
Metropolitan Transportation Authority RB Eagle Tax-Exempt Trust Series 2002 A2303 COPS (FGIC) (Citibank) (A-1+)
5,000,000	1.23	07/05/2002	5,000,000
Metropolitan Transportation Authority RB Eagle Tax-Exempt Trust Series 2002 A2305 COPS (FGIC) (Citibank) (A-1+)
3,000,000	1.23	07/05/2002	3,000,000
Metropolitan Transportation Dedicated Tax Fund VRDN Floats PA # 656 (FGIC) (A-1+)
1,000,000	1.19	07/05/2002	1,000,000
Municipal Assistance Corp. RB for the City of New York Series 1996 E (AA+/ Aa1)
1,000,000	6.00	07/01/2003	1,042,450
Municipal Assistance Corp. RB for the City of New York Series 1997 J (AA+/ Aa1)
1,750,000	4.90	07/01/2002	1,750,000
3,500,000	5.50	07/01/2002	3,500,000
Nassau County IDA Civic Facility & Improvement VRDN RB for Cold Spring Harbor Laboratory Series 1999 (Morgan Guaranty Trust SPA) (A-1+)
5,900,000	1.85	07/01/2002	5,900,000
New York City GO 1996 Series A (A2/ A)
1,500,000	5.70	08/01/2002	1,504,035
New York City GO VRDN Series 1994 B (B-6) (MBIA) (Bank of Nova Scotia SPA) (A-1/ VMIG1)
3,200,000	1.75	07/01/2002	3,200,000
New York City GO VRDN Subseries 1993 E-3 (Westdeutsche Landesbank LOC) (A-1+/ VMIG1)
2,200,000	1.75	07/01/2002	2,200,000
New York City Health & Hospital Corp. Health System Bonds VRDN RB Series 1997 C (Toronto Dominion Bank LOC) (A-1+/ VMIG1)
3,615,000	1.15	07/03/2002	3,615,000
New York City Health & Hospital Corp. Health System Bonds VRDN RB Series 1997 D (Bank of Nova Scotia LOC) (A-1/ VMIG1)
7,160,000	1.10	07/03/2002	7,160,000
New York City Health & Hospital Corp. VRDN Health System Bonds Series 1997 B (Canadian Imperial Bank of Commerce LOC) (A-1+/ VMIG1)
12,005,000	1.15	07/03/2002	12,005,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN Series 1992 C (FGIC) (A-1+/ VMIG1)
1,000,000	1.75	07/01/2002	1,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN Series 1993 C (FGIC) (A-1+/ VMIG1)
1,900,000	1.75	07/01/2002	1,900,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN Series 1995 A (FGIC) (A-1+/ VMIG1)
3,700,000	1.80	07/01/2002	3,700,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt New York Portfolio (continued)
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City Municipal Water Finance Authority Water & Sewer System VRDN Series 2000 C (Dexia Credit Local de France SPA) (A-1+/ VMIG1)
$2,000,000	2.00%	07/01/2002	$2,000,000
New York City Transitional Finance Authority Eagle Trust VRDN Class A (A-1+)
1,000,000	1.18	07/05/2002	1,000,000
New York City Transitional Finance Authority BANS Series 2001 3 (SP-1+)
7,500,000	2.75	11/13/2002	7,529,977
New York City Transitional Finance Authority BANS Series 2001 A (SP-1+/MIG1)
8,150,000	3.25	10/02/2002	8,173,169
New York City Transitional Finance Authority BANS Series 2002 4 (SP-1+/ MIG1)
2,500,000	2.50	02/26/2003	2,506,355
New York City Trust Cultural Resources VRDN RB for American Museum of Natural History Series 1991 B (MBIA) (Credit Suisse SPA) (A-1+/ VMIG1)
3,460,000	1.10	07/03/2002	3,460,000
New York State Dormitory Authority VRDN RB for Rockefeller University Series 2002 A2 (A-1+/ VMIG1)
3,000,000	1.15	07/05/2002	3,000,000
New York State Dormitory Authority VRDN RB for the Metropolitan Museum of Art Series 1993 A (A-1+/ VMIG1)
6,925,000	1.10	07/03/2002	6,925,000
New York State Energy Research & Development Authority VRDN PCRB for Orange & Rockland Utilities Series 1995 A (AMBAC) (Societe Generale) (A-1+/ VMIG1)
1,700,000	1.10	07/03/2002	1,700,000
New York State Energy Research & Development Authority VRDN PCRB for Orange & Rockland Utilities Series 1994 A (FGIC) (A-1+/ VMIG1)
1,000,000	1.10	07/03/2002	1,000,000
New York State Energy Research & Development Authority VRDN PCRB for Rochester Gas & Electric Corp. Series 1997 B (MBIA) (Credit Suisse First Boston SPA)
2,000,000	1.15	07/03/2002	2,000,000
New York State Environmental Facilities Corp. PCRB for Water Revolving Fund Series 1994 D (AAA/ Aaa)
1,350,000	6.10	05/15/2003	1,401,205
New York State Environmental Facilities Corp. PCRB Floats PA #221 (MBIA) (A-1+)
5,000,000	1.19	07/05/2002	5,000,000
New York State Environmental Facilities Corp. VRDN RB Eagle Tax-Exempt Trust Series 1996 C3204 COPS (Citibank) (A-1+)
7,750,000	1.18	07/05/2002	7,750,000
New York State Environmental Series 1997A (A-1+/ VMIG1)
4,000,000	1.40	08/12/2002	4,000,000
New York State GO Environmental Quality-86-Series 2001 E (AA/ A2)
1,245,000	4.50	07/15/2002	1,245,856
New York State GO VRDN Series 2000 B (Dexia Credit Local LOC) (A-1+/ VMIG1)
1,475,000	2.60	08/07/2002	1,475,000
New York State Housing Finance Agency VRDN RB for Liberty View Apartments Housing Series 1997 A (FNMA) (A-1+)
10,300,000	1.10	07/03/2002	10,300,000
New York State Housing Finance Agency VRDN RB for Talleyrand Crescent Housing Series 1999 A (Fleet National Bank LOC) (VMIG1)
8,000,000	1.20	07/03/2002	8,000,000
New York State Housing Finance Agency VRDN RB AMT Tribeca Park Series 1997 A (FNMA LOC) (VMIG1)
8,700,000	1.15	07/03/2002	8,700,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 B (Bank of Nova Scotia LOC) (A-1/ VMIG1)
7,300,000	1.15	07/03/2002	7,300,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 C (Landesbank Hessen-Thueringen Girozentrale LOC) (A-1+/ VMIG1)
3,800,000	1.15	07/03/2002	3,800,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 F (Toronto Dominion Bank LOC) (A-1+/VMIG1)
8,900,000	1.10	07/03/2002	8,900,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York State Local Government Assistance Corp. VRDN RB Series 1995 G (Bank of Nova Scotia LOC) (A-1/ VMIG1)
$3,300,000	1.10%	07/03/2002	$3,300,000
New York State Power Authority Series 4 (A-1/ P-1)
4,000,000	1.35	09/03/2002	4,000,000
2,500,000	1.45	09/03/2002	2,500,000
2,500,000	1.45	09/04/2002	2,500,000
New York State Power Authority VRDN RB Subseries 2000-5 (A-1/ VMIG1)
3,200,000	1.10	07/03/2002	3,200,000
New York State Thruway Authority RB Series CP-01 (A-1+/ P-1)
4,000,000	1.35	09/09/2002	4,000,000
Port Authority New York & New Jersey Special Obligation VRDN RB for Versatile Structure Obligation Series 1994 2 (Morgan Guaranty Trust SPA) (A-1+/ VMIG1)
2,600,000	1.75	07/01/2002	2,600,000
Rensselaer County IDA VRDN RB for Rensselaer Polytechnic Institute Civic Facilities Series 1997 A (A-1+/ VMIG1)
3,725,000	1.20	07/05/2002	3,725,000
Suffolk County GO TANS Series 2002 I (SP-1+/ MIG1)
$5,000,000	2.75%	08/15/2002	$5,007,670
Triborough Bridge & Tunnel Authority VRDN RB Series 1999 C (AMBAC) (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
2,600,000	1.10	07/05/2002	2,600,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2000 A (FSA) (Morgan Guaranty Trust SPA) (A-1+/ VMIG1)
8,445,000	1.15	07/03/2002	8,445,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2000 D (FSA) (Lloyds TSB Bank SPA) (A-1+/ VMIG1)
2,025,000	1.10	07/03/2002	2,025,000
Westchester County New York Individual Development Agency Levister Redevelopment Co., LLC. Series 2001 B (Bank of New York LOC) (VMIG1)
3,000,000	1.20	07/05/2002	3,000,000

			$246,506,833

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt New York Portfolio (continued)
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Puerto Rico—7.4%
Commonwealth of Puerto Rico TRANS Series 2001 (SP-1+/ MIG1)
$9,000,000	3.00%	07/30/2002	$9,006,488
Puerto Rico Government Development Bank (CP Program) (A-1+)
2,000,000	1.50	07/24/2002	2,000,000
3,000,000	1.45	08/13/2002	3,000,000
3,000,000	1.30	09/20/2002	3,000,000
3,000,000	1.35	09/20/2002	3,000,000

			$20,006,488

Total Investments			$266,513,321

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentage shown for each category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BANS	—	Bond Anticipation Notes
COPS	—	Certificates of Participation
CP	—	Commercial Paper
DOT	—	Department of Transportation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Assoc.
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
IDRB	—	Industrial Development Revenue Bond
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
SPA	—	Stand-by-Purchase Agreement
TANS	—	Tax Anticipation Notes
TFA	—	Transportation Finance Authority
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Assets and Liabilities
June 30, 2002 (Unaudited)

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

Assets:
Investment in securities, at value based on amortized cost	$467,741,379	$1,481,008,290	$90,703,702
Repurchase agreements	349,300,000	480,200,000	92,600,000
Cash	8,098	161,089	75,696
Receivables:
Interest	808,363	4,082,143	63,580
Fund shares sold	—	612,857	—
Reimbursement from investment adviser	—	—	33,224
Other	2,997	29,651	767

Total assets	817,860,837	1,966,094,030	183,476,969

Liabilities:
Payables:
Investment securities purchased	—	—	—
Income distribution	86,656	93,631	15,768
Fund shares repurchased	—	1,332,196	—
Amounts owed to affiliates	303,101	649,865	59,879
Accrued expenses and other liabilities	81,609	349,265	89,740

Total liabilities	471,366	2,424,957	165,387

Net Assets:
Paid-in capital	817,389,471	1,963,669,073	183,311,582
Accumulated net realized loss on investment transactions	—	—	—

NET ASSETS	$817,389,471	$1,963,669,073	$183,311,582

Net asset value, offering and redemption price per unit/share	$1.00	$1.00	$1.00

Units/ Shares outstanding:
ILA Units	520,077,327	959,026,463	93,893,904
ILA Administration Units	83,871,798	409,850,172	5,906,300
ILA Service Units	154,914,360	332,102,534	64,152,658
ILA Class B Units	30,220,100	—	—
ILA Class C Units	15,617,210	—	—
Cash Management Shares	12,688,676	262,689,904	19,303,086

Total units/shares of beneficial interest outstanding, $.001 par value (unlimited number of shares authorized)	817,389,471	1,963,669,073	183,255,948

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$710,388,798	$595,511,350	$4,276,304,555	$1,735,697,858	$434,553,233	$266,513,321
2,258,100,000	—	—	—	—	—
45,667	37,843	45,833	4,146,153	22,793,057	8,814,394

7,628,328	—	8,949,028	8,883,190	2,111,254	1,169,014
—	—	—	1,885	—	—
—	—	—	—	—	20,108
3,847	768	48,855	4,472	1,005	600

2,976,166,640	595,549,961	4,285,348,271	1,748,733,558	459,458,549	276,517,437

—	—	—	65,490,374	14,180,520	5,005,052
2,303,114	344,257	488,031	212,541	22,113	9,392
—	—	4,000	56	—	—
961,128	187,686	1,433,553	564,520	152,632	90,674
1,625,220	332,626	717,808	181,846	69,517	82,254

4,889,462	864,569	2,643,392	66,449,337	14,424,782	5,187,372

2,971,277,178	594,685,392	4,282,704,879	1,682,298,309	445,043,120	271,341,750
—	—	—	(14,088)	(9,353)	(11,685)

$2,971,277,178	$594,685,392	$4,282,704,879	$1,682,284,221	$445,033,767	$271,330,065

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

458,226,440	145,521,435	2,323,281,689	1,045,411,820	309,316,428	120,338,384
9,762,706	26,526,425	864,667,977	372,413,986	81,355,140	91,500,314
2,319,052,586	412,445,538	260,945,718	19,974,722	6,334,216	251,140
—	—	—	—	—	—
—	—	—	—	—	—
184,235,446	10,191,994	833,809,495	244,441,834	47,956,349	59,251,912

2,971,277,178	594,685,392	4,282,704,879	1,682,242,362	444,962,133	271,341,750

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Operations
For the Six Months Ended June 30, 2002 (Unaudited)

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

Investment income:
Interest income	$7,779,164	$22,385,185	$1,779,220

Expenses:
Management fees	1,366,632	3,781,285	338,480
Transfer Agent fees(a)	156,187	432,147	38,683
Service Share fees	307,333	674,682	110,763
Distribution and Service fees(b)	265,460	914,131	46,952
Cash Management Share fees	45,632	914,131	46,952
Administration Share fees	59,946	308,773	4,965
Custodian fees	79,182	133,065	36,735
Registration fees	39,749	52,538	39,817
Professional fees	25,014	24,664	36,004
Trustee fees	4,659	4,649	5,047
Other	8,228	51,530	30,531

Total expenses	2,358,022	7,291,595	734,929
Less—expense reductions	(39,629)	(786,503)	(145,960)

Net expenses	2,318,393	6,505,092	588,969

NET INVESTMENT INCOME	5,460,771	15,880,093	1,190,251

Net realized gain (loss) on investment transactions	12,360	—	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,473,131	$15,880,093	$1,190,251

(a)	The following Portfolios had Transfer Agent fees of:

				Cash
	ILA	Administration	Service	Management
Portfolio	Units	Units	Units	Shares

Prime Obligations^	$97,024	$15,986	$30,733	$3,651
Money Market	209,209	82,340	67,468	73,130
Government	22,527	1,324	11,076	3,756
Treasury Obligations	81,658	2,695	382,243	20,704
Treasury Instruments	28,462	4,863	69,867	2,455
Federal	544,638	182,683	53,827	190,121
Tax-Exempt Diversified	237,625	74,227	7,434	53,553
Tax-Exempt California	62,069	15,360	660	11,971
Tax-Exempt New York	26,246	19,168	51	11,434

^	Prime Obligations Class B and Class C had Transfer Agent fees of $5,696 and $3,097, respectively.

(b)	Amounts relate to Distribution fees for the Cash Management Shares, except for the Prime Obligations Portfolio, which also includes Class B and Class C Units Distributions and Service fees of $142,405 and $77,423, respectively.

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$22,640,123	$4,639,727	$48,008,082	$14,467,461	$3,319,346	$2,031,823

4,263,871	924,415	8,498,609	3,262,337	788,022	497,870
487,299	105,647	971,269	372,839	90,060	56,899
3,822,428	698,671	538,271	74,340	6,598	516
258,795	30,684	2,376,514	669,416	149,636	142,927
258,795	30,684	2,376,514	669,416	149,636	142,927
10,107	18,238	685,064	278,350	57,599	71,878
122,076	59,492	226,711	123,592	52,834	44,818
47,042	26,743	52,898	37,746	18,130	13,072
25,586	25,326	24,248	24,430	25,395	35,851
4,663	4,659	4,605	4,631	4,661	5,047
44,517	31,606	83,430	70,531	30,113	30,742

9,345,179	1,956,165	15,838,133	5,587,628	1,372,684	1,042,547
(222,899)	(58,003)	(2,046,409)	(993,396)	(235,572)	(261,321)

9,122,280	1,898,162	13,791,724	4,594,232	1,137,112	781,226

13,517,843	2,741,565	34,216,358	9,873,229	2,182,234	1,250,597

468,914	57,395	100,405	(10,141)	—	(8,758)

$13,986,757	$2,798,960	$34,316,763	$9,863,088	$2,182,234	$1,241,839

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2002 (Unaudited)

	Prime
	Obligations	Money Market	Government
	Portfolio	Portfolio	Portfolio

From operations:
Net investment income	$5,460,771	$15,880,093	$1,190,251
Net realized gain (loss) on investment transactions	12,360	—	—

Net increase in net assets resulting from operations	5,473,131	15,880,093	1,190,251

Distributions to unit/shareholders:
From net investment income
ILA Units	(3,789,673)	(8,672,234)	(792,113)
ILA Administration Units	(568,364)	(3,087,286)	(41,578)
ILA Service Units	(896,948)	(2,113,755)	(278,012)
ILA Class B Units	(81,664)	—	—
ILA Class C Units	(44,025)	—	—
Cash Management Shares	(92,457)	(2,006,818)	(78,548)

Total distributions to unit/shareholders	(5,473,131)	(15,880,093)	(1,190,251)

From units/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	3,190,171,737	5,048,956,031	285,558,211
Reinvestment of dividends and distributions	4,767,576	14,964,303	1,034,572
Cost of units/shares repurchased	(3,170,040,784)	(5,382,643,318)	(313,971,041)

Net increase (decrease) in net assets resulting from unit/share transactions	24,898,529	(318,722,984)	(27,378,258)

Total increase (decrease)	24,898,529	(318,722,984)	(27,378,258)
Net assets:
Beginning of period	792,490,942	2,282,392,057	210,689,840

End of period	$817,389,471	$1,963,669,073	$183,311,582

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$13,517,843	$2,741,565	$34,216,358	$9,873,229	$2,182,234	$1,250,597
468,914	57,395	100,405	(10,141)	—	(8,758)

13,986,757	2,798,960	34,316,763	9,863,088	2,182,234	1,241,839

(3,053,137)	(953,510)	(21,443,748)	(6,783,683)	(1,614,460)	(653,233)
(91,010)	(145,705)	(6,509,045)	(1,855,371)	(343,960)	(404,287)
(10,373,627)	(1,652,580)	(1,577,384)	(135,797)	(11,596)	(766)
—	—	—	—	—	—
—	—	—	—	—	—
(468,983)	(47,165)	(4,786,586)	(1,098,378)	(212,218)	(192,311)

(13,986,757)	(2,798,960)	(34,316,763)	(9,873,229)	(2,182,234)	(1,250,597)

4,761,281,297	1,443,542,245	9,919,942,009	4,167,203,049	870,947,045	616,899,702
1,988,298	1,007,148	30,973,320	8,343,156	2,041,494	1,174,811
(3,614,301,600)	(1,339,321,477)	(11,276,716,556)	(4,555,164,399)	(866,931,561)	(628,128,919)

1,148,967,995	105,227,916	(1,325,801,227)	(379,618,194)	6,056,978	(10,054,406)

1,148,967,995	105,227,916	(1,325,801,227)	(379,628,335)	6,056,978	(10,063,164)

1,822,309,183	489,457,476	5,608,506,106	2,061,912,556	438,976,789	281,393,229

$2,971,277,178	$594,685,392	$4,282,704,879	$1,682,284,221	$445,033,767	$271,330,065

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets
For the Year Ended December 31, 2001

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

From operations:
Net investment income	$31,898,849	$99,573,215	$8,272,220
Net realized gain on investment transactions	899	53,621	5

Net increase in net assets resulting from operations	31,899,748	99,626,836	8,272,225

Distributions to unit/shareholders:
From net investment income
ILA Units	(22,441,657)	(61,589,182)	(5,639,219)
ILA Administration Units	(3,225,200)	(12,782,137)	(124,754)
ILA Service Units	(4,238,873)	(12,096,608)	(1,685,602)
ILA Class B Units	—	—	—
ILA Class C Units	—	—	—
Cash Management Shares	(987,417)	(13,158,909)	(822,650)

Total distributions to unit/shareholders	(31,899,748)	(99,626,836)	(8,272,225)

From units/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	6,253,520,809	11,314,729,228	907,377,028
Reinvestment of dividends and distributions	26,222,445	94,301,810	6,597,038
Cost of units/shares repurchased	(6,383,595,955)	(11,863,367,889)	(925,146,088)

Net increase (decrease) in net assets resulting from unit/share transactions	(103,852,701)	(454,336,851)	(11,172,022)

Total increase (decrease)	(103,852,701)	(454,336,851)	(11,172,022)
Net assets:
Beginning of year	896,343,643	2,736,728,908	221,861,862

End of year	$792,490,942	$2,282,392,057	$210,689,840

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$37,884,927	$12,302,951	$213,972,050	$45,288,996	$10,638,404	$5,875,780
182,581	614,725	872,254	168,005	25,644	—

38,067,508	12,917,676	214,844,304	45,457,001	10,664,048	5,875,780

(13,414,679)	(6,853,041)	(145,906,021)	(34,751,013)	(8,468,336)	(3,533,285)
(531,440)	(761,235)	(25,607,269)	(4,801,620)	(967,991)	(1,856,271)
(24,052,611)	(4,851,734)	(9,130,498)	(571,009)	(4,374)	(22,309)
—	—	—	—	—	—
—	—	—	—	—	—
(68,778)	(451,666)	(34,200,516)	(5,165,354)	(1,197,703)	(463,915)

(38,067,508)	(12,917,676)	(214,844,304)	(45,288,996)	(10,638,404)	(5,875,780)

4,112,822,260	2,681,287,671	24,483,974,757	9,577,998,608	1,873,360,182	1,342,180,086
8,434,492	6,911,730	196,409,914	39,722,805	9,708,587	5,525,675
(3,193,922,446)	(2,537,358,030)	(24,970,528,512)	(9,697,928,616)	(2,193,812,231)	(1,339,010,981)

927,334,306	150,841,371	(290,143,841)	(80,207,203)	(310,743,462)	8,694,780

927,334,306	150,841,371	(290,143,841)	(80,039,198)	(310,717,818)	8,694,780

894,974,877	338,616,105	5,898,649,947	2,141,951,754	749,694,607	272,698,449

$1,822,309,183	$489,457,476	$5,608,506,106	$2,061,912,556	$438,976,789	$281,393,229

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements
June 30, 2002 (Unaudited)

1. Organization
Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes the Goldman Sachs—Institutional Liquid Assets Portfolios, collectively “ILA,” or individually, a “Portfolio.” ILA consists of nine portfolios: Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York. All the portfolios are diversified except for the Tax-Exempt California and Tax-Exempt New York Portfolios. ILA offers the following classes of units/ shares:

ILA
				ILA	ILA	Cash
		ILA	ILA	Class	Class	Management
	ILA	Administra-	Service	B	C	Shares
Portfolio	Units	tion Units	Units	Units	Units	(CMS)

Prime Obligations	x	x	x	x	x	x

Money Market	x	x	x			x

Government	x	x	x			x

Treasury Obligations	x	x	x			x

Treasury Instruments	x	x	x			x

Federal	x	x	x			x

Tax-Exempt Diversified	x	x	x			x

Tax-Exempt California	x	x	x			x

Tax-Exempt New York	x	x	x			x

The investment objective of the Portfolios is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Exempt Portfolios seek to provide unit/shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal instruments.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by ILA. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation—

ILA uses the amortized-cost method for valuing portfolio securities, which approximates fair value. Under this method, all investments purchased at a discount or at a premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Security Transactions and Interest Income—

Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount earned. Net investment income (other than class specific expenses) and realized gains or losses are allocated daily to each class of units/shares of the Portfolios based upon the relative proportion of net assets of each class.

C. Federal Taxes—

It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable and tax-exempt income to its unit/shareholders. Accordingly, no federal tax provisions are required. Income distributions are declared daily and paid monthly by the Portfolios.
   The characterization of distributions to unit/shareholders for financial reporting purposes is

2. Significant Accounting Policies (continued)
determined in accordance with income tax rules. Therefore, the source of the Portfolios’ distributions is shown in the accompanying financial statements as from net investment income. At December 31, 2001 (tax year end), the following Portfolios had capital loss carryforwards for U.S. federal tax purposes of approximately:

		Years of
Portfolio	Amount	Expiration

Prime Obligations	$1,000	2009
Tax-Exempt Diversified	4,000	2008
Tax-Exempt California	9,000	2007 to 2008
Tax-Exempt New York	7,000	2008

   These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

   The amortized cost for each Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for federal income tax purposes.

D. Expenses—

Expenses incurred by the Portfolios which do not specifically relate to an individual Portfolio of ILA are generally allocated to the Portfolios on a straight-line or pro rata basis depending upon the nature of the expense.
   Unit/ Shareholders of ILA Administration, ILA Service, ILA Class B, ILA Class C and ILA Cash Management Share classes bear all expenses and fees paid to service organizations under Distribution and Service and Administration and Service Plans as described in footnote 3. Each class of units/ shares of the Portfolios separately bears its respective class-specific Transfer Agency fees.

E. Segregation Transactions—

The Portfolios may enter into forward commitments. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Portfolios are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

F. Repurchase Agreements—

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.
   During the term of a repurchase agreement, the value of the underlying securities held as collateral, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements.

3. Agreements

Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), acts as investment adviser (the “Adviser”) pursuant to an Investment Management Agreement (the “Agreement”). Under the Agreement, GSAM, subject to the general supervision by the Trust’s Board of Trustees, manages the Portfolios. As compensation for the services rendered pursuant to the Agreement and the assumption of the expenses related thereto and administering the Portfolio’s business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 0.35% of each Portfolio’s average daily net assets.
   GSAM has voluntarily agreed to reduce or limit the total operating expenses of each Portfolio (excluding

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
June 30, 2002 (Unaudited)

3. Agreements (continued)
Distribution and Service fees, Administration, Cash Management and Service plan fees, taxes, interest, brokerage commissions, litigation, indemnification and other extraordinary expenses) such that total operating expenses will not exceed 0.43% of the average net assets of each Portfolio.
   For the six months ended June 30, 2002, the Portfolios’ advisers have voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Portfolios have entered into certain offset arrangements with the custodian resulting in a reduction in the Portfolios’ expenses. These expense reductions were as follows (in thousands):

	Expense	Custody	CMS	CMS
	Reimburse-	Fee	Distribution	Fee
Portfolio	ments	Reductions	Fee Waiver	Waiver	Total

Prime Obligations	$—	$1	$39	$—	$40

Money Market	—	1	786	—	787

Government	105	1	40	—	146

Treasury Obligations	—	1	222	—	223

Treasury Instruments	31	1	26	—	58

Federal	—	2	2,044	—	2,046

Tax-Exempt Diversified	—	83	575	335	993

Tax-Exempt California	9	23	129	75	236

Tax-Exempt New York	52	15	123	71	261

   The Trust, on behalf of each Portfolio that offers Class B Units, Class C Units, and Cash Management Shares, has adopted Distribution and Distribution and Service Plans. Under the Distribution and Distribution and Service Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution services equal to, on an annual basis, 1.00% of the average daily net assets attributable to Class B and Class C Units and 0.50% of the average daily net assets attributable to Cash Management Shares. GSAM has voluntarily agreed to waive a portion of the Distribution fees equal to 0.43%, on an annual basis, of the average daily net assets attributable to Cash Management Shares.

   Goldman Sachs acts as ILA’s distributor under a Distribution Agreement for which it receives no compensation except for a portion of the ILA Prime Obligations Class B and Class C contingent deferred sales charges. Goldman Sachs has advised the Portfolio that it retained approximately $2,000 for the six months ended June 30, 2002.
   Goldman Sachs also serves as the Transfer Agent and is entitled to a fee calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of each class.
   The Trust, on behalf of each Portfolio, has adopted Administration and Service Plans. These plans allow for ILA Administration Units, ILA Service Units and ILA Cash Management Shares, to compensate service organizations for providing varying levels of account administration and unitholder/shareholder liaison services to their customers who are beneficial owners of such units. The Administration, Service and Cash Management Shares Plans provide for compensation to the service organizations in an amount up to 0.15%, 0.40% and 0.50% (on an annualized basis), respectively, of the average daily net asset value of the respective units/shares. GSAM has voluntarily agreed to limit Cash Management Share Administration and Service fees (for the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York portfolios) to 0.25%, on an annual basis, of the average daily net assets of the Cash Management Shares for the respective funds.

3. Agreements (continued)
   At June 30, 2002, the amounts owed to affiliates were as follows (in thousands):

		Distribution	Transfer
Portfolio	Management	and Service	Agent	Total

Prime Obligations	$239	$37	$27	$303

Money Market	570	15	65	650

Government	53	1	6	60

Treasury Obligations	853	11	97	961

Treasury Instruments	168	1	19	188

Federal	1,245	47	142	1,434

Tax-Exempt Diversified	494	15	56	565

Tax-Exempt California	135	3	15	153

Tax-Exempt New York	79	3	9	91

4. Line of Credit Facility

The Portfolios participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangements, the Portfolios must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment which has not been utilized. During the six months ended June 30, 2002, the Portfolios did not have any borrowings under this facility.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
June 30, 2002 (Unaudited)

5. Joint Repurchase Agreement Accounts

The ILA Portfolios, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements.
   At June 30, 2002, the Prime Obligations, Money Market, Government and Treasury Obligations Portfolios had undivided interests in the following joint repurchase agreement account I, which equaled $49,300,000, $45,200,000, $27,600,000 and $1,093,100,000 in principal amount, respectively. At June 30, 2002, the repurchase agreements held in joint repurchase agreement account I were fully collateralized by U.S. Treasury obligations.

Repurchase Agreements

Principal	Interest	Maturity	Amortized	Maturity
Amount	Rate	Date	Cost	Value

JP Morgan Securities
$1,200,000,000	1.88%	07/01/2002	$1,200,000,000	$1,200,188,000
Morgan Stanley
820,000,000	1.88	07/01/2002	820,000,000	820,128,467
Salomon Smith Barney
810,200,000	1.88	07/01/2002	810,200,000	810,326,931
UBS Warburg LLC
1,300,000,000	1.90	07/01/2002	1,300,000,000	1,300,205,833

Total Joint Repurchase Agreement
Account I			$4,130,200,000	$4,130,849,231

At June 30, 2002, the Prime Obligations, Money Market and Government Portfolios had undivided interests in the following joint repurchase agreement account II, which equaled $300,000,000, $435,000,000 and $50,000,000 in principal amount, respectively. At June 30, 2002, the repurchase agreements held in joint repurchase agreement account II were fully collateralized by Federal Agency obligations.

Repurchase Agreements

Principal	Interest	Maturity	Amortized	Maturity
Amount	Rate	Date	Cost	Value

Banc of America Securities LLC
$800,000,000	1.98%	07/01/2002	$800,000,000	$800,132,000
Barclays Capital, Inc.
500,000,000	1.96	07/01/2002	500,000,000	500,081,667
Bear Stearns Companies, Inc.
500,000,000	1.97	07/01/2002	500,000,000	500,082,083
C.S. First Boston Corp.
1,000,000,000	1.95	07/01/2002	1,000,000,000	1,000,162,500
Greenwich Capital Markets
500,000,000	1.98	07/01/2002	500,000,000	500,082,500
JP Morgan Securities
1,500,000,000	1.96	07/01/2002	1,500,000,000	1,500,245,000
Lehman Brothers
500,000,000	1.97	07/01/2002	500,000,000	500,082,083
Morgan Stanley
2,000,000,000	1.94	07/01/2002	2,000,000,000	2,000,323,333
Salomon Smith Barney
1,600,000,000	1.97	07/01/2002	1,600,000,000	1,600,262,667
UBS Warburg LLC
1,973,100,000	1.97	07/01/2002	1,973,100,000	1,973,423,917

Total Joint Repurchase Agreement
Account II			$10,873,100,000	$10,874,877,750

6. Portfolio Concentrations

Since the Tax-Exempt California and Tax-Exempt New York Portfolios invest primarily in obligations of issuers within California and New York, respectively, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting California and New York.

7. Other Matters

Pursuant to Securities and Exchange Commission exemptive orders, certain Portfolios may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
June 30, 2002 (Unaudited)

8. Summary of Unit/ Share Transactions (at $1.00 per unit/share)

Unit/share activity for the six months ended June 30, 2002 is as follows:

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

ILA Units:
Units sold	2,606,940,266	1,564,699,406	164,977,625
Reinvestment of dividends and distributions	3,259,827	8,110,114	698,261
Units repurchased	(2,533,336,186)	(1,769,958,975)	(196,496,991)

	76,863,907	(197,149,455)	(30,821,105)

ILA Administration Units:
Units sold	241,934,574	1,079,768,106	17,065,941
Reinvestment of dividends and distributions	559,841	2,955,614	30,504
Units repurchased	(282,491,535)	(1,066,951,713)	(17,216,414)

	(39,997,120)	15,772,007	(119,969)

ILA Service Units:
Units sold	286,954,029	1,687,165,130	56,992,667
Reinvestment of dividends and distributions	790,847	2,091,497	269,366
Units repurchased	(285,565,768)	(1,669,930,355)	(50,896,463)

	2,179,108	19,326,272	6,365,570

ILA Class B Units:
Units sold	11,641,589	—	—
Reinvestment of dividends and distributions	74,474	—	—
Units repurchased	(14,226,975)	—	—

	(2,510,912)	—	—

ILA Class C Units:
Units sold	20,584,558	—	—
Reinvestment of dividends and distributions	38,011	—	—
Units repurchased	(20,401,046)	—	—

	221,523	—	—

Cash Management Shares:
Shares sold	22,116,721	717,323,389	46,521,978
Reinvestment of dividends and distributions	44,576	1,807,078	36,441
Shares repurchased	(34,019,274)	(875,802,275)	(49,361,173)

	(11,857,977)	(156,671,808)	(2,802,754)

Net increase (decrease) in units/shares	24,898,529	(318,722,984)	(27,378,258)

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

2,532,688,355	703,877,195	4,140,059,346	2,026,737,621	519,623,766	236,823,805
1,881,885	816,981	19,025,706	5,560,999	1,534,890	581,469
(2,499,904,821)	(762,411,628)	(4,931,745,844)	(2,326,778,483)	(517,405,807)	(239,679,650)

34,665,419	(57,717,452)	(772,660,792)	(294,479,863)	3,752,849	(2,274,376)

59,252,821	134,555,018	2,709,358,838	1,466,935,396	244,676,180	252,556,502
71,368	140,019	6,173,096	1,640,735	315,926	402,140
(66,156,982)	(127,010,675)	(2,895,586,125)	(1,453,326,925)	(233,914,022)	(277,486,464)

(6,832,793)	7,684,362	(180,054,191)	15,249,206	11,078,084	(24,527,822)

1,842,451,919	586,158,477	1,129,487,058	16,276,712	6,411,613	—
27,673	3,811	1,272,428	124,347	5	765
(903,047,953)	(420,781,179)	(1,161,563,200)	(70,883,138)	(161,396)	(65,000)

939,431,639	165,381,109	(30,803,714)	(54,482,079)	6,250,222	(64,235)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

326,888,202	18,951,555	1,941,036,767	657,253,320	100,235,486	127,519,395
7,372	46,337	4,502,090	1,017,075	190,673	190,437
(145,191,844)	(29,117,995)	(2,287,821,387)	(704,175,853)	(115,450,336)	(110,897,805)

181,703,730	(10,120,103)	(342,282,530)	(45,905,458)	(15,024,177)	16,812,027

1,148,967,995	105,227,916	(1,325,801,227)	(379,618,194)	6,056,978	(10,054,406)

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
June 30, 2002 (Unaudited)

8. Summary of Unit/Share Transactions (at $1.00 per unit/share) (continued)

Unit/share activity for the year ended December 31, 2001 is as follows:

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

ILA Units:
Units sold	4,917,440,587	4,839,421,838	628,047,079
Reinvestment of dividends and distributions	18,628,398	57,673,146	4,605,468
Units repurchased	(5,077,303,833)	(5,494,587,123)	(633,929,459)

	(141,234,848)	(597,492,139)	(1,276,912)

ILA Administration Units:
Units sold	513,606,909	1,526,724,967	44,282,868
Reinvestment of dividends and distributions	2,708,409	12,209,160	40,015
Units repurchased	(463,676,719)	(1,466,296,424)	(38,858,123)

	52,638,599	72,637,703	5,464,760

ILA Service Units:
Units sold	635,044,694	3,264,077,613	56,306,272
Reinvestment of dividends and distributions	3,565,313	11,873,984	1,634,550
Units repurchased	(656,320,342)	(3,309,602,054)	(50,874,013)

	(17,710,335)	(33,650,457)	7,066,809

ILA Class B Units:
Units sold	43,950,559	—	—
Reinvestment of dividends and distributions	598,394	—	—
Units repurchased	(32,150,698)	—	—

	12,398,255	—	—

ILA Class C Units:
Units sold	34,623,313	—	—
Reinvestment of dividends and distributions	296,727	—	—
Units repurchased	(30,330,047)	—	—

	4,589,993	—	—

Cash Management Shares:
Shares sold	108,854,747	1,684,504,810	178,740,809
Reinvestment of dividends and distributions	425,204	12,545,520	317,005
Shares repurchased	(123,814,316)	(1,592,882,288)	(201,484,493)

	(14,534,365)	104,168,042	(22,426,679)

Net increase (decrease) in units/shares	(103,852,701)	(454,336,851)	(11,172,022)

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

1,477,606,077	1,134,349,157	12,550,889,085	6,047,885,143	1,287,887,516	718,126,768
7,850,008	5,712,552	130,599,696	30,318,496	7,711,334	3,200,674
(1,445,918,031)	(1,137,910,724)	(13,807,230,167)	(6,471,136,379)	(1,640,968,254)	(775,335,319)

39,538,054	2,150,985	(1,125,741,386)	(392,932,740)	(345,369,404)	(54,007,877)

146,771,775	192,303,400	4,293,500,305	1,735,471,837	282,422,424	483,293,473
460,264	730,661	24,790,023	4,234,155	849,341	1,844,523
(145,731,561)	(196,067,155)	(3,893,706,059)	(1,513,309,050)	(240,485,572)	(451,129,376)

1,500,478	(3,033,094)	424,584,269	226,396,942	42,786,193	34,008,620

2,483,940,668	1,296,421,487	2,573,594,343	120,892,122	1,430,214	1,424,829
57,688	22,292	7,836,007	345,752	27	21,758
(1,597,636,104)	(1,153,455,708)	(2,567,682,753)	(98,167,259)	(1,409,341)	(1,434,686)

886,362,252	142,988,071	13,747,597	23,070,615	20,900	11,901

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

4,503,740	58,213,627	5,065,991,024	1,673,749,506	301,620,028	139,335,016
66,532	446,225	33,184,188	4,824,402	1,147,885	458,720
(4,636,750)	(49,924,443)	(4,701,909,533)	(1,615,315,928)	(310,949,064)	(111,111,600)

(66,478)	8,735,409	397,265,679	63,257,980	(8,181,151)	28,682,136

927,334,306	150,841,371	(290,143,841)	(80,207,203)	(310,743,462)	8,694,780

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Prime Obligations Portfolio

												Ratios assuming no
												expense reductions

										Ratio of net				Ratio of net
	Net asset			Net asset			Net assets,	Ratio of net		investment		Ratio of		investment
	value,	Net	Distributions	value,			end of	expenses to		income to		expenses to		income to
	beginning	investment	to unit/	end of	Total		period	average net		average net		average net		average net
	of period	income(a)	shareholders	period	return(b)		(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2002-ILA Units	$1.00	$0.01	$(0.01)	$1.00	0.78	%(d)	$520,077	0.43	%(c)	1.56	%(c)	0.43	%(c)	1.56	%(c)
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	0.70	(d)	83,872	0.58	(c)	1.42	(c)	0.58	(c)	1.42	(c)
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	0.58	(d)	154,914	0.83	(c)	1.16	(c)	0.83	(c)	1.16	(c)
2002-ILA B Units	1.00	—	— (e)	1.00	0.28	(d)	30,220	1.43	(c)	0.57	(c)	1.43	(c)	0.57	(c)
2002-ILA C Units	1.00	—	— (e)	1.00	0.28	(d)	15,617	1.43	(c)	0.57	(c)	1.43	(c)	0.57	(c)
2002-Cash Management Shares	1.00	0.01	(0.01)	1.00	0.50	(d)	12,689	1.00	(c)	1.01	(c)	1.43	(c)	0.58	(c)

For the Years Ended December 31,

2001-ILA Units	1.00	0.04	(0.04)	1.00	3.79		443,213	0.43		3.70		0.43		3.70
2001-ILA Administration Units	1.00	0.04	(0.04)	1.00	3.63		123,869	0.58		3.38		0.58		3.38
2001-ILA Service Units	1.00	0.03	(0.03)	1.00	3.38		152,735	0.83		3.25		0.83		3.25
2001-ILA B Units	1.00	0.03	(0.03)	1.00	2.76		32,731	1.43		2.51		1.43		2.51
2001-ILA C Units	1.00	0.03	(0.03)	1.00	2.76		15,396	1.43		2.56		1.43		2.56
2001-Cash Management Shares	1.00	0.03	(0.03)	1.00	3.20		24,547	1.00		3.34		1.43		2.91

2000-ILA Units	1.00	0.06	(0.06)	1.00	6.14		584,448	0.43		5.94		0.43		5.94
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.98		71,230	0.58		5.87		0.58		5.87
2000-ILA Service Units	1.00	0.06	(0.06)	1.00	5.72		170,446	0.83		5.63		0.83		5.63
2000-ILA B Units	1.00	0.05	(0.05)	1.00	5.09		20,333	1.43		4.97		1.43		4.97
2000-ILA C Units	1.00	0.05	(0.05)	1.00	5.09		10,806	1.43		5.02		1.43		5.02
2000-Cash Management Shares	1.00	0.05	(0.05)	1.00	5.54		39,081	1.00		5.46		1.43		5.03

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.90		1,095,109	0.43		4.79		0.43		4.79
1999-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.74		40,850	0.58		4.65		0.58		4.65
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.48		92,975	0.83		4.33		0.83		4.33
1999-ILA B Units	1.00	0.04	(0.04)	1.00	3.86		19,444	1.43		3.83		1.43		3.83
1999-ILA C Units	1.00	0.04	(0.04)	1.00	3.86		7,436	1.43		3.76		1.43		3.76
1999-Cash Management Shares	1.00	0.04	(0.04)	1.00	4.30		1	1.00		4.44		1.43		4.01

1998-ILA Units	1.00	0.05	(0.05)	1.00	5.32		837,185	0.43		5.19		0.43		5.19
1998-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.16		38,836	0.58		5.05		0.58		5.05
1998-ILA Service Units	1.00	0.05	(0.05)	1.00	4.90		119,309	0.83		4.79		0.83		4.79
1998-ILA B Units	1.00	0.04	(0.04)	1.00	4.27		14,412	1.43		4.07		1.43		4.07
1998-ILA C Units	1.00	0.04	(0.04)	1.00	4.27		6,814	1.43		4.13		1.43		4.13
1998-Cash Management Shares (commenced May 1)	1.00	0.03	(0.03)	1.00	4.69	(c)	2	0.93	(c)	4.81	(c)	1.43	(c)	4.31	(c)

1997-ILA Units	1.00	0.05	(0.05)	1.00	5.38		866,445	0.42		5.24		0.43		5.23
1997-ILA Service Units	1.00	0.05	(0.05)	1.00	4.96		78,316	0.82		4.85		0.83		4.84
1997-ILA B Units	1.00	0.04	(0.04)	1.00	4.33		1,574	1.42		4.33		1.43		4.32
1997-ILA C Units (commenced August 15)	1.00	0.04	(0.04)	1.00	4.41	(c)	1,897	1.42	(c)	4.39	(c)	1.43	(c)	4.38	(c)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on fund distributions.
(c)	Annualized.

(d)	Not annualized.

(e)	Less than $.005 per share.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Money Market Portfolio

												Ratios assuming no
												expense reductions

										Ratio of net				Ratio of net
	Net asset			Net asset			Net assets,	Ratio of net		investment		Ratio of		investment
	value,	Net	Distributions	value,			end of	expenses to		income to		expenses to		income to
	beginning	investment	to unit/	end of	Total		period	average net		average net		average net		average net
	of period	income(a)	shareholders	period	return(b)		(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2002-ILA Units	$1.00	$0.01	$(0.01)	$1.00	0.82	%(d)	$959,026	0.41	%(c)	1.66	%(c)	0.41	%(c)	1.66	%(c)
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	0.75	(d)	409,850	0.56	(c)	1.50	(c)	0.56	(c)	1.50	(c)
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	0.62	(d)	332,103	0.81	(c)	1.25	(c)	0.81	(c)	1.25	(c)
2002-Cash Management Shares	1.00	0.01	(0.01)	1.00	0.54	(d)	262,690	0.98	(c)	1.10	(c)	1.41	(c)	0.67	(c)

For the Years Ended December 31,

2001-ILA Units	1.00	0.04	(0.04)	1.00	4.02		1,156,176	0.41		4.13		0.41		4.13
2001-ILA Administration Units	1.00	0.04	(0.04)	1.00	3.87		394,078	0.56		3.73		0.56		3.73
2001-ILA Service Units	1.00	0.04	(0.04)	1.00	3.61		312,776	0.81		3.55		0.81		3.55
2001-Cash Management Shares	1.00	0.03	(0.03)	1.00	3.43		419,362	0.98		3.33		1.41		2.90

2000-ILA Units	1.00	0.06	(0.06)	1.00	6.18		1,753,668	0.41		6.05		0.41		6.05
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	6.02		321,440	0.56		6.12		0.56		6.12
2000-ILA Service Units	1.00	0.06	(0.06)	1.00	5.76		346,427	0.81		5.63		0.81		5.63
2000-Cash Management Shares	1.00	0.06	(0.06)	1.00	5.60		315,194	0.98		5.72		1.41		5.29

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.92		1,346,765	0.41		4.80		0.41		4.80
1999-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.76		6,961	0.56		4.64		0.56		4.64
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.50		383,932	0.81		4.42		0.81		4.42
1999-Cash Management Shares	1.00	0.04	(0.04)	1.00	4.32		2	0.98		4.37		1.41		3.94

1998-ILA Units	1.00	0.05	(0.05)	1.00	5.33		1,350,317	0.40		5.17		0.43		5.14
1998-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.17		314,327	0.55		5.04		0.58		5.01
1998-ILA Service Units	1.00	0.05	(0.05)	1.00	4.91		32,349	0.80		4.79		0.83		4.76
1998-Cash Management Shares (commenced May 1)	1.00	0.03	(0.03)	1.00	4.69	(c)	2	0.90	(c)	4.80	(c)	1.43	(c)	4.27	(c)

1997-ILA Units	1.00	0.05	(0.05)	1.00	5.43		806,096	0.37		5.31		0.42		5.26
1997-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.28		307,480	0.52		5.15		0.57		5.10
1997-ILA Service Units	1.00	0.05	(0.05)	1.00	5.01		20,517	0.77		4.90		0.82		4.85

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on fund distributions.
(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Government Portfolio

												Ratios assuming no
												expense reductions

										Ratio of net				Ratio of net
	Net asset			Net asset			Net assets,	Ratio of net		investment		Ratio of		investment
	value,	Net	Distributions	value,			end of	expenses to		income to		expenses to		income to
	beginning	investment	to unit/	end of	Total		period	average net		average net		average net		average net
	of period	income(a)	shareholders	period	return(b)		(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2002-ILA Units	$1.00	$0.01	$(0.01)	$1.00	0.70	%(d)	$93,936	0.43	%(c)	1.41	%(c)	0.54	%(c)	1.30	%(c)
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	0.62	(d)	5,907	0.58	(c)	1.26	(c)	0.69	(c)	1.15	(c)
2002-ILA Service Units	1.00	—	— (e)	1.00	0.50	(d)	64,166	0.83	(c)	1.00	(c)	0.94	(c)	0.89	(c)
2002-Cash Management Shares	1.00	—	— (e)	1.00	0.41	(d)	19,303	1.00	(c)	0.84	(c)	1.54	(c)	0.30	(c)

For the Years Ended December 31,

2001-ILA Units	1.00	0.04	(0.04)	1.00	3.69		124,757	0.43		3.61		0.49		3.55
2001-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.53		6,027	0.58		2.84		0.64		2.78
2001-ILA Service Units	1.00	0.03	(0.03)	1.00	3.28		57,800	0.83		3.15		0.89		3.09
2001-Cash Management Shares	1.00	0.03	(0.03)	1.00	3.10		22,106	1.00		3.24		1.49		2.75

2000-ILA Units	1.00	0.06	(0.06)	1.00	6.05		126,034	0.43		5.84		0.48		5.79
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.89		562	0.58		5.57		0.63		5.52
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.63		50,733	0.83		5.42		0.88		5.37
2000-Cash Management Shares	1.00	0.05	(0.05)	1.00	5.50		44,533	1.00		5.60		1.48		5.12

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.77		205,244	0.43		4.64		0.45		4.62
1999-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.61		3,265	0.58		4.42		0.60		4.40
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.35		79,847	0.83		4.24		0.85		4.22
1999-Cash Management Shares	1.00	0.04	(0.04)	1.00	4.18		153	1.00		4.68		1.45		4.23

1998-ILA Units	1.00	0.05	(0.05)	1.00	5.21		383,243	0.43		5.09		0.45		5.07
1998-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.05		7,692	0.58		4.94		0.60		4.92
1998-ILA Service Units	1.00	0.05	(0.05)	1.00	4.79		105,732	0.83		4.67		0.85		4.65
1998-Cash Management Shares (commenced May 1)	1.00	0.03	(0.03)	1.00	4.57	(c)	2	0.93	(c)	4.60	(c)	1.45	(c)	4.08	(c)

1997-ILA Units	1.00	0.05	(0.05)	1.00	5.31		460,457	0.42		5.16		0.42		5.16
1997-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.15		10,192	0.57		4.98		0.57		4.98
1997-ILA Service Units	1.00	0.05	(0.05)	1.00	4.89		83,799	0.82		4.78		0.82		4.78

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on fund distributions.
(c)	Annualized.

(d)	Not annualized.

(e)	Less than $.005 per share.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Treasury Obligations Portfolio

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of		investment
	value,	Net	Distributions	value,		end of	expenses to		income to		expenses to		income to
	beginning	investment	to unit/	end of	Total	period	average net		average net		average net		average net
	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2002-ILA Units	$1.00	$0.01	$(0.01)	$1.00	0.74%	$458,226	0.41	%(c)	1.46	%(c)	0.41	%(c)	1.46	%(c)
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	0.67	9,763	0.56	(c)	1.32	(c)	0.56	(c)	1.32	(c)
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	0.54	2,319,053	0.81	(c)	1.05	(c)	0.81	(c)	1.05	(c)
2002-Cash Management Shares	1.00	—	— (d)	1.00	0.46	184,235	0.98	(c)	0.85	(c)	1.41	(c)	0.42	(c)

For the Years Ended December 31,

2001-ILA Units	1.00	0.04	(0.04)	1.00	3.61	423,561	0.43		3.43		0.44		3.42
2001-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.46	16,595	0.58		3.39		0.59		3.38
2001-ILA Service Units	1.00	0.03	(0.03)	1.00	3.20	1,379,621	0.83		2.70		0.84		2.69
2001-Cash Management Shares	1.00	0.03	(0.03)	1.00	3.03	2,532	1.00		3.09		1.44		2.65

2000-ILA Units	1.00	0.06	(0.06)	1.00	5.95	384,023	0.42		5.77		0.42		5.77
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.79	15,095	0.57		5.51		0.57		5.51
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.52	493,259	0.82		5.49		0.82		5.49
2000-Cash Management Shares (commenced August 1)	1.00	0.02	(0.02)	1.00	2.33	2,598	0.99	(c)	5.53	(c)	1.42	(c)	5.10	(c)

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.63	404,299	0.42		4.50		0.42		4.50
1999-ILA Administration Units	1.00	0.04	(0.04)	1.00	4.48	42,334	0.57		4.35		0.57		4.35
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.22	264,787	0.82		4.19		0.82		4.19

1998-ILA Units	1.00	0.05	(0.05)	1.00	5.15	734,553	0.42		4.96		0.43		4.95
1998-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.99	80,464	0.57		4.88		0.58		4.87
1998-ILA Service Units	1.00	0.05	(0.05)	1.00	4.73	35,432	0.82		4.67		0.83		4.66

1997-ILA Units	1.00	0.05	(0.05)	1.00	5.26	590,381	0.42		5.12		0.42		5.12
1997-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.10	124,159	0.57		4.99		0.57		4.99
1997-ILA Service Units	1.00	0.05	(0.05)	1.00	4.84	104,133	0.82		4.73		0.82		4.73

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on fund distributions.
(c)	Annualized.

(d)	Less than $.005 per share.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Treasury Instruments Portfolio

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of		investment
	value,	Net	Distributions	value,		end of	expenses to		income to		expenses to		income to
	beginning	investment	to unit/	end of	Total	period	average net		average net		average net		average net
	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2002-ILA Units	$1.00	$0.01	$(0.01)	$1.00	0.67%	$145,521	0.43	%(c)	1.32	%(c)	0.44	%(c)	1.31	%(c)
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	0.59	26,526	0.58	(c)	1.17	(c)	0.59	(c)	1.16	(c)
2002-ILA Service Units	1.00	—	— (d)	1.00	0.47	412,446	0.83	(c)	0.92	(c)	0.84	(c)	0.91	(c)
2002-Cash Management Shares	1.00	—	— (d)	1.00	0.38	10,192	1.00	(c)	0.75	(c)	1.44	(c)	0.31	(c)

For the Years Ended December 31,

2001-ILA Units	1.00	0.04	(0.04)	1.00	3.59	203,239	0.43		3.49		0.47		3.45
2001-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.43	18,842	0.58		3.23		0.62		3.19
2001-ILA Service Units	1.00	0.03	(0.03)	1.00	3.18	247,064	0.83		2.67		0.87		2.63
2001-Cash Management Shares	1.00	0.03	(0.03)	1.00	3.00	20,312	1.00		2.63		1.47		2.16

2000-ILA Units	1.00	0.05	(0.05)	1.00	5.62	201,088	0.43		5.49		0.45		5.47
2000-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.46	21,875	0.58		5.20		0.60		5.18
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.20	104,076	0.83		4.96		0.85		4.94
2000-Cash Management Shares (commenced August 1)	1.00	0.02	(0.02)	1.00	2.21	11,577	1.00	(c)	5.22	(c)	1.45	(c)	4.77	(c)

1999-ILA Units	1.00	0.04	(0.04)	1.00	4.38	224,609	0.43		4.29		0.43		4.29
1999-ILA Administration Units	1.00	0.04	(0.04)	1.00	4.22	32,162	0.58		4.09		0.58		4.09
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	3.96	306,483	0.83		3.90		0.83		3.90

1998-ILA Units	1.00	0.05	(0.05)	1.00	4.96	341,476	0.30		4.83		0.43		4.70
1998-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.80	131,685	0.45		4.68		0.58		4.55
1998-ILA Service Units	1.00	0.04	(0.04)	1.00	4.54	374,128	0.70		4.43		0.83		4.30

1997-ILA Units	1.00	0.05	(0.05)	1.00	5.17	330,241	0.22		5.02		0.42		4.82
1997-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.01	98,667	0.37		4.88		0.57		4.68
1997-ILA Service Units	1.00	0.05	(0.05)	1.00	4.75	295,404	0.62		4.63		0.82		4.43

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on fund distributions.
(c)	Annualized.

(d)	Less than $.005 per share.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Federal Portfolio

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of		investment
	value,	Net	Distributions	value,		end of	expenses to		income to		expenses to		income to
	beginning	investment	to unit/	end of	Total	period	average net		average net		average net		average net
	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2002-ILA Units	$1.00	$0.01	$(0.01)	$1.00	0.78%	$2,323,282	0.41	%(c)	1.57	%(c)	0.41	%(c)	1.57	%(c)
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	0.71	864,668	0.56	(c)	1.42	(c)	0.56	(c)	1.42	(c)
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	0.58	260,946	0.81	(c)	1.17	(c)	0.81	(c)	1.17	(c)
2002-Cash Management Shares	1.00	0.01	(0.01)	1.00	0.50	833,809	0.98	(c)	1.00	(c)	1.41	(c)	0.57	(c)

For the Years Ended December 31,

2001-ILA Units	1.00	0.04	(0.04)	1.00	3.90	3,095,942	0.41		3.96		0.41		3.96
2001-ILA Administration Units	1.00	0.04	(0.04)	1.00	3.74	1,044,722	0.56		3.45		0.56		3.45
2001-ILA Service Units	1.00	0.03	(0.03)	1.00	3.48	291,750	0.81		3.38		0.81		3.38
2001-Cash Management Shares	1.00	0.03	(0.03)	1.00	3.31	1,176,092	0.98		3.23		1.41		2.80

2000-ILA Units	1.00	0.06	(0.06)	1.00	6.03	4,221,684	0.40		5.90		0.40		5.90
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.87	620,138	0.55		6.01		0.55		6.01
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.61	278,002	0.80		5.48		0.80		5.48
2000-Cash Management Shares (commenced August 1)	1.00	0.02	(0.02)	1.00	2.36	778,826	1.00	(c)	5.59	(c)	1.43	(c)	5.16	(c)

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.81	3,171,330	0.41		4.72		0.41		4.72
1999-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.66	836	0.56		4.46		0.56		4.46
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.39	284,382	0.81		4.30		0.81		4.30

1998-ILA Units	1.00	0.05	(0.05)	1.00	5.25	2,625,705	0.34		5.10		0.42		5.02
1998-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.09	508,297	0.49		4.97		0.57		4.89
1998-ILA Service Units	1.00	0.05	(0.05)	1.00	4.83	53,994	0.74		4.71		0.82		4.63

1997-ILA Units	1.00	0.05	(0.05)	1.00	5.40	2,050,559	0.27		5.26		0.41		5.12
1997-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.24	530,001	0.42		5.11		0.56		4.97
1997-ILA Service Units	1.00	0.05	(0.05)	1.00	4.98	34,540	0.67		4.83		0.81		4.69

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on fund distributions.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio

												Ratios assuming no
												expense reductions

										Ratio of net				Ratio of net
	Net asset			Net asset			Net assets,	Ratio of net		investment		Ratio of		investment
	value,	Net	Distributions	value,			end of	expenses to		income to		expenses to		income to
	beginning	investment	to unit/	end of	Total		period	average net		average net		average net		average net
	of period	income(a)	shareholders	period	return(b)		(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2002 — ILA Units	$1.00	$0.01	$(0.01)	$1.00	0.57	%(d)	$1,045,411	0.41	%(c)	1.14	%(c)	0.42	%(c)	1.13	%(c)
2002 — ILA Administration Units	1.00	—	— (e)	1.00	0.49	(d)	372,429	0.56	(c)	1.00	(c)	0.57	(c)	0.99	(c)
2002 — ILA Service Units	1.00	—	— (e)	1.00	0.37	(d)	19,979	0.81	(c)	0.73	(c)	0.82	(c)	0.72	(c)
2002 — Cash Management Shares	1.00	—	— (e)	1.00	0.41	(d)	244,465	0.73	(c)	0.82	(c)	1.42	(c)	0.13	(c)

For the Years Ended December 31,

2001 — ILA Units	1.00	0.02	(0.02)	1.00	2.44		1,339,898	0.40		2.43		0.41		2.42
2001 — ILA Administration Units	1.00	0.02	(0.02)	1.00	2.28		357,182	0.55		2.03		0.56		2.02
2001 — ILA Service Units	1.00	0.02	(0.02)	1.00	2.03		74,461	0.80		1.83		0.81		1.82
2001 — Cash Management Shares	1.00	0.02	(0.02)	1.00	1.85		290,372	0.97		1.82		1.41		1.38

2000 — ILA Units	1.00	0.04	(0.04)	1.00	3.74		1,732,707	0.41		3.67		0.42		3.66
2000 — ILA Administration Units	1.00	0.04	(0.04)	1.00	3.58		130,767	0.56		3.64		0.57		3.63
2000 — ILA Service Units	1.00	0.03	(0.03)	1.00	3.33		51,389	0.81		3.26		0.82		3.25
2000 — Cash Management Shares	1.00	0.03	(0.03)	1.00	3.19		227,089	0.98		3.32		1.42		2.88

1999 — ILA Units	1.00	0.03	(0.03)	1.00	2.89		1,734,623	0.42		2.85		0.42		2.85
1999 — ILA Administration Units	1.00	0.03	(0.03)	1.00	2.73		28,084	0.57		2.66		0.57		2.66
1999 — ILA Service Units	1.00	0.02	(0.02)	1.00	2.48		20,991	0.82		2.41		0.82		2.41
1999 — Cash Management Shares	1.00	0.02	(0.02)	1.00	2.30		2	0.99		2.51		1.42		2.08

1998 — ILA Units	1.00	0.03	(0.03)	1.00	3.17		1,562,285	0.35		3.12		0.41		3.06
1998 — ILA Administration Units	1.00	0.03	(0.03)	1.00	3.02		26,509	0.50		2.98		0.56		2.92
1998 — ILA Service Units	1.00	0.03	(0.03)	1.00	2.76		37,850	0.75		2.72		0.81		2.66
1998 — Cash Management Shares (commenced May 1)	1.00	0.02	(0.02)	1.00	2.61	(c)	2	0.85	(c)	2.66	(c)	1.41	(c)	2.10	(c)

1997 — ILA Units	1.00	0.03	(0.03)	1.00	3.39		1,479,486	0.32		3.33		0.41		3.24
1997 — ILA Administration Units	1.00	0.03	(0.03)	1.00	3.23		27,967	0.47		3.16		0.56		3.07
1997 — ILA Service Units	1.00	0.03	(0.03)	1.00	2.97		30,513	0.72		2.97		0.81		2.88

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.

(d)	Not annualized.

(e)	Less than $.005 per share.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Tax-Exempt California Portfolio

												Ratios assuming no
												expense reductions

										Ratio of net				Ratio of net
	Net asset			Net asset			Net assets,	Ratio of net		investment		Ratio of		investment
	value,	Net	Distributions	value,			end of	expenses to		income to		expenses to		income to
	beginning	investment	to unit/	end of	Total		period	average net		average net		average net		average net
	of period	income(a)	shareholders	period	return(b)		(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2002-ILA Units	$1.00	$0.01	$(0.01)	$1.00	0.52	%(d)	$309,379	0.43	%(c)	1.04	%(c)	0.44	%(c)	1.03	%(c)
2002-ILA Administration Units	1.00	—	— (e)	1.00	0.44	(d)	81,360	0.58	(c)	0.90	(c)	0.59	(c)	0.89	(c)
2002-ILA Service Units	1.00	—	— (e)	1.00	0.32	(d)	6,334	0.83	(c)	0.70	(c)	0.84	(c)	0.69	(c)
2002-Cash Management Shares	1.00	—	— (e)	1.00	0.36	(d)	47,961	0.75	(c)	0.71	(c)	1.44	(c)	0.02	(c)

For the Years Ended December 31,

2001-ILA Units	1.00	0.02	(0.02)	1.00	2.08		305,626	0.43		2.13		0.45		2.11
2001-ILA Administration Units	1.00	0.02	(0.02)	1.00	1.92		70,281	0.58		1.82		0.60		1.80
2001-ILA Service Units	1.00	0.02	(0.02)	1.00	1.67		84	0.83		1.84		0.85		1.82
2001-Cash Management Shares	1.00	0.01	(0.01)	1.00	1.50		62,986	1.00		1.53		1.45		1.08

2000-ILA Units	1.00	0.03	(0.03)	1.00	3.17		650,980	0.42		3.08		0.43		3.07
2000-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.02		27,490	0.56		2.99		0.57		2.98
2000-ILA Service Units	1.00	0.03	(0.03)	1.00	2.76		63	0.82		2.22		0.83		2.21
2000-Cash Management Shares	1.00	0.03	(0.03)	1.00	2.63		71,162	0.98		2.74		1.42		2.30

1999-ILA Units	1.00	0.03	(0.03)	1.00	2.60		895,469	0.42		2.58		0.42		2.58
1999-ILA Administration Units	1.00	0.02	(0.02)	1.00	2.45		8,910	0.57		2.38		0.57		2.38
1999-ILA Service Units	1.00	0.02	(0.02)	1.00	2.19		27,229	0.82		2.39		0.82		2.39
1999-Cash Management Shares	1.00	0.02	(0.02)	1.00	2.02		1	0.99		2.15		1.42		1.72

1998-ILA Units	1.00	0.03	(0.03)	1.00	2.84		584,615	0.41		2.79		0.41		2.79
1998-ILA Administration Units	1.00	0.03	(0.03)	1.00	2.68		512	0.56		2.84		0.56		2.84
1998-ILA Service Units	1.00	0.02	(0.02)	1.00	2.43		2	0.81		2.48		0.81		2.48
1998-Cash Management Shares (commenced May 1)	1.00	0.02	(0.02)	1.00	2.25	(c)	2	0.91	(c)	2.37	(c)	1.41	(c)	1.87	(c)

1997-ILA Units	1.00	0.03	(0.03)	1.00	3.15		591,003	0.42		3.10		0.42		3.10
1997-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.00		360	0.57		2.98		0.57		2.98
1997-ILA Service Units (Re-commenced September 1)	1.00	0.01	(0.01)	1.00	2.87	(c)	2	0.82	(c)	2.90	(c)	0.82	(c)	2.90	(c)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.

(d)	Not annualized.

(e)	Less than $.005 per share.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust-Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Tax-Exempt New York Portfolio

												Ratios assuming no
												expense reductions

										Ratio of net				Ratio of net
	Net asset			Net asset			Net assets,	Ratio of net		investment		Ratio of		investment
	value,	Net	Distributions	value,			end of	expenses to		income to		expenses to		income to
	beginning	investment	to unit/	end of	Total		period	average net		average net		average net		average net
	of period	income(a)	shareholders	period	return(b)		(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2002-ILA Units	$1.00	$0.01	$(0.01)	$1.00	0.49	%(d)	$120,332	0.43	%(c)	1.00	%(c)	0.48	%(c)	0.95	%(c)
2002-ILA Administration Units	1.00	—	— (e)	1.00	0.42	(d)	91,497	0.58	(c)	0.84	(c)	0.63	(c)	0.79	(c)
2002-ILA Service Units	1.00	—	— (e)	1.00	0.29	(d)	251	0.83	(c)	0.59	(c)	0.88	(c)	0.54	(c)
2002-Cash Management Shares	1.00	—	— (e)	1.00	0.33	(d)	59,250	0.75	(c)	0.67	(c)	1.48	(c)	(0.06) (c)

For the Years Ended December 31,

2001-ILA Units	1.00	0.02	(0.02)	1.00	2.23		122,610	0.43		2.27		0.47		2.23
2001-ILA Administration Units	1.00	0.02	(0.02)	1.00	2.07		116,028	0.58		2.04		0.62		2.00
2001-ILA Service Units	1.00	0.02	(0.02)	1.00	1.81		315	0.83		2.08		0.87		2.04
2001-Cash Management Shares	1.00	0.02	(0.02)	1.00	1.64		42,440	1.00		1.50		1.47		1.03

2000-ILA Units	1.00	0.04	(0.04)	1.00	3.57		176,618	0.43		3.51		0.47		3.47
2000-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.41		82,019	0.58		3.44		0.62		3.40
2000-ILA Service Units	1.00	0.03	(0.03)	1.00	3.15		303	0.83		3.33		0.87		3.29
2000-Cash Management Shares	1.00	0.03	(0.03)	1.00	3.02		13,758	1.00		3.15		1.47		2.68

1999-ILA Units	1.00	0.03	(0.03)	1.00	2.76		160,301	0.43		2.73		0.44		2.72
1999-ILA Administration Units	1.00	0.03	(0.03)	1.00	2.60		37,836	0.58		2.61		0.59		2.60
1999-ILA Service Units	1.00	0.02	(0.02)	1.00	2.35		2	0.83		2.29		0.84		2.28
1999-Cash Management Shares	1.00	0.02	(0.02)	1.00	2.17		2	1.00		2.34		1.44		1.90

1998-ILA Units	1.00	0.03	(0.03)	1.00	3.02		122,550	0.36		2.96		0.51		2.81
1998-ILA Administration Units	1.00	0.03	(0.03)	1.00	2.87		21,580	0.51		2.85		0.66		2.70
1998-ILA Service Units	1.00	0.03	(0.03)	1.00	2.61		2	0.76		2.61		0.91		2.46
1998-Cash Management Shares (commenced May 1)	1.00	0.02	(0.02)	1.00	2.46	(c)	1	0.86	(c)	2.56	(c)	1.51	(c)	1.91	(c)

1997-ILA Units	1.00	0.03	(0.03)	1.00	3.29		102,887	0.33		3.24		0.43		3.14
1997-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.14		31,993	0.48		3.09		0.58		2.99
1997-ILA Service Units (commenced September 15)	1.00	0.01	(0.01)	1.00	3.02	(c)	2	0.73	(c)	3.04	(c)	0.83	(c)	2.94	(c)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.

(d)	Not annualized.

(e)	Less than $.005 per share.

The accompanying notes are an integral part of these financial statements.

This Semi-annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Institutional Liquid Assets Prospectus which contains facts concerning each Portfolio’s objectives and policies, management, expenses and other information.

TRUSTEES
Ashok N. Bakhru, Chairman
David B. Ford
Patrick T. Harker
Mary Patterson McPherson
Alan A. Shuch
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke
OFFICERS
Gary D. Black, President
James A. Fitzpatrick, Vice President
James A. McNamara, Vice President
John M. Perlowski, Treasurer
Howard B. Surloff, Secretary
GOLDMAN, SACHS & CO.
Distributor and Transfer Agent
GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser

ILA/SAR 6/02	Goldman Sachs Funds 32 Old Slip New York, NY 10005